UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Report(s) to Stockholders.

The Trust’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

WisdomTree Trust

Currency, Fixed Income and Alternative Funds

Semi-Annual Report

February 29, 2012

Currency Income Funds:

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus South African Rand Fund (SZR)

Fixed Income Funds:

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

(formerly, WisdomTree Dreyfus New Zealand Dollar Fund)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

(formerly, WisdomTree Dreyfus Euro Fund)

Alternative Funds:

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust. “Dreyfus” is a registered mark of The Dreyfus Corporation and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Holdings* as of 2/29/12

Description	% of Net Assets
U.S. Treasury Bill, 0.01%, 3/08/12	34.4%
U.S. Treasury Bill, 0.00%, 3/22/12	26.5%
Citigroup, Inc. tri-party repurchase agreement, 0.19%, 3/01/12††	26.3%
U.S. Treasury Bill, 0.10%, 4/19/12	7.4%
Invesco Treasury Fund Private Class, 0.02%	0.5%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

††	Fully collateralized by a U.S. Government security.

The WisdomTree Dreyfus Brazilian Real Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in Brazil available to foreign investors and changes in value of the Brazilian real relative to the U.S. dollar. The Brazilian real is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned -4.37% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund outperformed the change in the spot currency rate by 3.13% for the six-month period. This was largely due to the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-4.37%	2.98%	19.63%	7.19%
Fund Market Price Returns	-4.39%	3.08%	20.12%	6.75%
Brazilian real	-7.50%	-3.42%	11.43%	-0.92%
JPMorgan Emerging Local Markets Index Plus (ELMI+) Brazil	-4.09%	4.21%	20.99%	8.82%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	1

Performance Summary (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Ten Holdings* as of 2/29/12

Description	% of Net Assets
U.S. Treasury Bill, 0.01%, 4/05/12	23.0%
Citigroup, Inc. tri-party repurchase agreement, 0.19%, 3/01/12††	18.6%
U.S. Treasury Bill, 0.03%, 3/22/12	16.0%
U.S. Treasury Bill, 0.02%, 3/15/12	11.4%
U.S. Treasury Bill, 0.01%, 3/08/12	9.2%
Barclays Bank PLC, 0.65%, 3/16/12	4.0%
Deutsche Bank AG, 0.80%, 3/16/12	4.0%
Royal Bank of Scotland PLC, 0.62%, 3/16/12	4.0%
Standard Chartered Bank, 1.12%, 3/16/12	4.0%
Invesco Treasury Fund Private Class, 0.02%	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

††	Fully collateralized by U.S. Government securities.

The WisdomTree Dreyfus Chinese Yuan Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in China available to foreign investors and changes in value of the Chinese yuan relative to the U.S. dollar. The Chinese yuan is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned 0.88% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund underperformed the change in the spot currency rate by 0.45% for the six-month period. This was primarily due to two factors. First, expectations of future currency appreciation diminished over the six-month period prompting movements in currency forwards to lag movements in spot returns. Additionally, because of the extraordinarily low levels for short-term interest rates in the U.S., the rates on the Fund’s investments in U.S. money market instruments did not fully offset Fund expenses.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	0.88%	2.55%	1.17%	1.88%
Fund Market Price Returns	0.65%	2.39%	1.17%	1.56%
Chinese yuan	1.33%	4.46%	2.80%	2.82%
JPMorgan Emerging Local Markets Index Plus (ELMI+) China	1.51%	3.44%	2.14%	3.18%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

2	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Holdings* as of 2/29/12

Description	% of Net Assets
U.S. Treasury Bill, 0.02%, 3/15/12	57.0%
U.S. Treasury Bill, 0.03%, 3/22/12	31.3%
Citigroup, Inc. tri-party repurchase agreement, 0.19%, 3/01/12††	2.4%
Invesco Treasury Fund Private Class, 0.02%	0.1%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

††	Fully collateralized by a U.S. Government security.

The WisdomTree Dreyfus Commodity Currency Fund (the “Fund”) seeks to achieve total returns reflective of money market rates in selected commodity-producing countries and changes in value of such countries’ currencies relative to the U.S. dollar. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. The Fund may invest in the currencies of commodity-producing countries, such as Australia, Brazil, Canada, Chile, Colombia, Indonesia, Malaysia, New Zealand, Norway, Peru, Russia and South Africa. Although this Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned -1.07% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund underperformed its benchmark, the Equal-Weighted Commodity Currency Composite, by 0.35% for the six-month period. This underperformance was largely the result of deductions for Fund expenses.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-1.07%	4.18%	6.81%
Fund Market Price Returns	-1.78%	3.46%	6.37%
Equal-Weighted Commodity Currency Composite	-0.72%	4.92%	7.57%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on September 24, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	3

Performance Summary (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Holdings* as of 2/29/12

Description	% of Net Assets
U.S. Treasury Bill, 0.01%, 3/15/12	37.0%
Citigroup, Inc. tri-party repurchase agreement, 0.19%, 3/01/12††	27.4%
U.S. Treasury Bill, 0.01%, 3/29/12	17.3%
U.S. Treasury Bill, 0.02%, 3/22/12	16.2%
Invesco Treasury Fund Private Class, 0.02%	0.5%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

††	Fully collateralized by a U.S. Government security.

The WisdomTree Dreyfus Emerging Currency Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in selected emerging market countries available to foreign investors and changes in value of these currencies relative to the U.S. dollar. Emerging market currencies can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned -1.89% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund outperformed its industry benchmark, the JPMorgan Emerging Local Markets Index Plus (ELMI+), by 0.49%. This was largely due to its higher strategic concentration in Asian and Latin American currencies, which outperformed Eastern European currencies over the period.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-1.89%	0.17%	5.90%
Fund Market Price Returns	-2.32%	-0.19%	5.41%
Equal-Weighted Emerging Currency Composite	-1.40%	1.01%	6.80%
JPMorgan Emerging Local Markets Index Plus (ELMI+)	-2.38%	-0.07%	5.93%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 6, 2009.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

4	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Holdings* as of 2/29/12

Description	% of Net Assets
U.S. Treasury Bill, 0.02%, 3/15/12	31.5%
Citigroup, Inc. tri-party repurchase agreement, 0.19%, 3/01/12††	27.1%
U.S. Treasury Bill, 0.03%, 3/22/12	19.3%
U.S. Treasury Bill, 0.01%, 3/08/12	11.3%
U.S. Treasury Bill, 0.01%, 3/01/12	8.7%
U.S. Treasury Bill, 0.08%, 4/19/12	8.7%
Invesco Treasury Fund Private Class, 0.02%	0.6%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

††	Fully collateralized by a U.S. Government security.

The WisdomTree Dreyfus Indian Rupee Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in India available to foreign investors and changes in value of the Indian rupee relative to the U.S. dollar. The Indian rupee is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned -3.73% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund outperformed the change in the spot currency rate by 2.17% for the six-month period. This was the result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-3.73%	-2.75%	5.51%	1.66%
Fund Market Price Returns	-4.31%	-3.23%	5.40%	1.36%
Indian rupee	-5.90%	-7.74%	1.47%	-3.69%
JPMorgan Emerging Local Markets Index Plus (ELMI+) India	-3.51%	-2.19%	6.60%	2.95%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	5

Performance Summary (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Holdings* as of 2/29/12

Description	% of Net Assets
Royal Bank of Scotland repurchase agreement, 0.10%, 3/01/12††	24.6%
Mizuho International PLC, 0.05%, 3/09/12	24.2%
Mizuho International PLC, 0.05%, 3/02/12	24.2%
Barclays Bank PLC, 0.02%, 3/09/12	24.2%
Barclays Bank PLC, 0.02%, 3/02/12	24.2%
Japan Treasury Bill, 0.10%, 5/21/12, Series 260	20.2%
Japan Treasury Bill, 0.10%, 3/26/12, Series 245	4.8%

*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

††	Fully collateralized by a Japanese Government Bond.

The WisdomTree Dreyfus Japanese Yen Fund (the “Fund”) seeks to earn current income reflective of money market rates in Japan available to foreign investors. The Fund also seeks to maintain liquidity and preserve capital measured in Japanese yen. The yen is a developed market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned -5.66% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund underperformed the change in the spot currency rate by 0.14% for the six-month period. This was due to the low level of interest rates available from the yen-denominated money market instruments combined with the impact of Fund expenses.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-5.66%	0.91%	6.24%	6.46%
Fund Market Price Returns	-6.87%	-1.00%	5.74%	6.03%
Japanese yen	-5.52%	1.22%	6.53%	6.65%
BofA Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index	-5.49%	1.30%	6.63%	6.87%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 21, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

6	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Holdings* as of 2/29/12

Description	% of Net Assets
U.S. Treasury Bill, 0.00%, 3/15/12	33.3%
U.S. Treasury Bill, 0.02%, 3/22/12	29.4%
Citigroup, Inc. tri-party repurchase agreement, 0.19%, 3/01/12††	13.4%
U.S. Treasury Bill, 0.01%, 3/08/12	9.6%
U.S. Treasury Bill, 0.05%, 3/29/12	8.8%
Invesco Treasury Fund Private Class, 0.02%	0.6%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Dreyfus South African Rand Fund (the “Fund”) seeks to achieve total returns reflective of both money market rates in South Africa available to foreign investors and changes in value of the South African rand relative to the U.S. dollar. The South African rand is a developing market currency, which can experience periods of significant volatility. Although the Fund invests in short-term, investment grade instruments, the Fund is not a “money market” fund and it is not the objective of the Fund to maintain a constant share price.

The Fund returned -3.75% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund outperformed the change in the spot currency rate by 2.31% for the six-month period. This was the result of the Fund’s investments in U.S. money market instruments and forward currency contracts.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-3.75%	-2.13%	17.19%	8.90%
Fund Market Price Returns	-4.45%	-2.44%	17.43%	8.45%
South African rand	-6.06%	-6.86%	10.47%	1.63%
JPMorgan Emerging Local Markets Index Plus (ELMI+) South Africa	-3.32%	-1.40%	18.19%	9.89%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 25, 2008.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	7

Performance Summary (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Ten Holdings* as of 2/29/12

Description	% of Net Assets
Citigroup, Inc. tri-party repurchase agreement, 0.19%, 3/01/12††	10.1%
Indonesia Government, 7.38%, 9/15/16, Series FR55	4.3%
Korea Treasury Bond, 4.50%, 3/10/15, Series 1503	3.9%
Malaysian Government, 4.01%, 9/15/17, Series 0210	3.8%
Korea Treasury Bond, 3.75%, 6/10/13, Series 1306	3.7%
Republic of Philippines, 4.95%, 1/15/21	3.7%
Malaysian Government, 3.21%, 5/31/13, Series 0509	3.4%
Korea Treasury Bond, 4.00%, 9/10/15, Series 1509	3.0%
Thailand Government Bond, 5.25%, 7/13/13	3.0%
Australian Government Bond, 6.25%, 4/15/15, Series 119	2.9%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

††	Fully collateralized by U.S. Government security.

The WisdomTree Asia Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of a broad range of Asian countries.

The Fund returned -0.73% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund underperformed its industry benchmark, the HSBC Asian Local Bond Index Unhedged USD, by 1.89% for the six-month period, due in part to the longer duration of the reference index.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 2/29/12

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-0.73%	6.87%
Fund Market Price Returns	-1.29%	6.41%
Asia Pacific ex-Japan Local Debt Composite	2.48%	12.04%
HSBC Asian Local Bond Index Unhedged USD	1.16%	8.92%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on March 17, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

8	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

(formerly, WisdomTree Dreyfus New Zealand Dollar Fund)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 2/29/12

Description	% of Net Assets
Australian Government Bond, 5.50%, 1/21/18, Series 132	4.5%
Australian Government Bond, 4.25%, 7/21/17, Series 135	4.4%
South Australian Government Financing Authority, 5.75%, 4/20/15, Series 15	3.3%
New Zealand Government Bond, 6.00%, 12/15/17, Series 1217	3.2%
Treasury Corp. of Victoria, 5.75%, 11/15/16, Series 1116	3.0%
Australian Government Bond, 5.25%, 3/15/19, Series 122	2.8%
Australian Government Bond, 5.75%, 5/15/21, Series 124	2.7%
European Investment Bank, 5.38%, 5/20/14	2.7%
Australian Government Bond, 5.50%, 4/21/23, Series 133	2.7%
International Bank for Reconstruction & Development, 5.50%, 10/21/14	2.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

The WisdomTree Australia & New Zealand Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its investment objective through investments in fixed income instruments denominated in Australian or New Zealand dollars.

The Fund returned -0.50% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The WisdomTree Dreyfus New Zealand Dollar Fund converted into the WisdomTree Australia & New Zealand Debt Fund on October 25, 2011. The Fund underperformed a Spliced Australia & New Zealand Debt Composite by 1.31% over the period. The Fund’s underperformance can be attributed to the strong performance of corporate bonds within the Citigroup Australian Broad Investment-Grade Index, as investors were more aggressive in adding risk in early 2012. The Fund’s strategy invests in government, semi-government and supranational agencies, currently excluding corporate bonds.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.45%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-0.50%	14.32%	21.45%	6.00%
Fund Market Price Returns	-1.61%	12.94%	21.26%	5.48%
Spliced Australia & New Zealand Debt Composite[2]	0.81%	16.04%	22.58%	6.86%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on June 25, 2008.
[2]

Spliced Australia & New Zealand Debt Composite: BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index though October 24, 2011, a composite composed of an 80% allocation to the Citigroup Australian Broad Investment-Grade Index and a 20% allocation to the JPMorgan New Zealand Government Bond Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	9

Performance Summary (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

# Amount represents less than 0.05%.

Top Ten Holdings* as of 2/29/12

Description	% of Net Assets
Dreyfus Institutional Preferred Money Market Fund, 0.17%	4.2%
Russian Foreign Bond, 7.85%, 3/10/18	4.1%
Republic of Chile, 5.50%, 8/05/20	3.3%
Federal Republic of Brazil, 10.25%, 1/10/28	3.1%
Federal Republic of Brazil, 12.50%, 1/05/16	2.9%
Malaysian Government, 4.38%, 11/29/19, Series 0902	2.6%
Malaysian Government, 4.01%, 9/15/17, Series 0210	2.6%
Malaysian Government, 3.43%, 8/15/14, Series 0211	2.4%
Republic of Philippines, 4.95%, 1/15/21	2.3%
Poland Government Bond, 5.75%, 4/25/14, Series 0414	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

The WisdomTree Emerging Markets Local Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in the currencies of emerging market countries.

The Fund returned -0.11% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund underperformed its industry benchmark, the JPMorgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Composite Unhedged USD, by 0.22%, due in large part to deductions for Fund expenses.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.55%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-0.11%	8.25%	7.67%
Fund Market Price Returns	-0.40%	7.67%	7.06%
JPMorgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Composite Unhedged USD	0.11%	8.64%	8.29%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 9, 2010.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

10	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Euro Debt Fund (EU)

(formerly, WisdomTree Dreyfus Euro Fund)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Ten Holdings* as of 2/29/12

Description	% of Net Assets
France Government Bond OAT, 4.25%, 4/25/19	5.0%
France Government Bond OAT, 4.00%, 4/25/18	5.0%
Bundesrepublik Deutschland, 4.75%, 7/04/28, Series 98	4.8%
International Bank for Reconstruction & Development, 3.88%, 5/20/19	4.5%
Eurofima, 4.00%, 10/27/21	4.3%
European Union, 3.38%, 5/10/19	4.2%
European Investment Bank, 3.63%, 10/15/13	4.1%
Nordic Investment Bank, 3.00%, 4/08/14	4.1%
European Financial Stability Facility, 2.75%, 7/18/16	4.1%
Council of Europe Development Bank, 3.00%, 7/13/20	4.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

The WisdomTree Euro Debt Fund (the “Fund”) seeks a high level of total return consisting of both income and capital appreciation. The Fund attempts to achieve its objective through investments in fixed income instruments denominated in euros.

The Fund returned -4.47% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The WisdomTree Dreyfus Euro Fund converted into the WisdomTree Euro Debt Fund on October 19, 2011. The Fund underperformed the Spliced Euro Debt Composite by 2.16% and the Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite by 0.57% over the period. The Fund underperformed these benchmarks largely due to the underperformance of the Fund’s allocation to supranational bonds relative to the Composites allocation to sovereign debt.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.35%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	-4.47%	-0.23%	2.79%	-2.37%
Fund Market Price Returns	-8.65%	-4.55%	1.36%	-3.51%
Spliced Euro Debt Composite[2]	-2.31%	2.37%	4.03%	-1.26%
Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite[3]	-3.90%	0.69%	3.45%	-1.64%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 14, 2008.
[2]	Spliced Euro Debt Composite: BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011, BofA Merrill Lynch Euro Government Index thereafter.
[3]

Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite: BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011, BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index thereafter.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	11

Performance Summary (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Ten Holdings* as of 2/29/12

Description	% of Net Assets
Dreyfus Institutional Preferred Money Market Fund, 0.17%	13.5%
U.S. Treasury Bill, 0.02%, 3/15/12	12.2%
U.S. Treasury Bill, 0.02%, 3/22/12	8.3%
U.S. Treasury Inflation Indexed Note, 1.13%, 1/15/21	5.8%
U.S. Treasury Inflation Indexed Bond, 2.38%, 1/15/25	5.7%
U.S. Treasury Inflation Indexed Note, 1.38%, 1/15/20	5.7%
U.S. Treasury Inflation Indexed Note, 2.13%, 1/15/19	5.4%
Australian Index Linked Bond, 4.00%, 8/20/20, Series 20CI	4.9%
Morgan Stanley, Inflation Linked, 5.40%, 5/15/15	4.2%
Swedish Government Index Linked Bond, 4.00%, 12/01/20, Series 3102	4.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

The WisdomTree Global Real Return Fund (the “Fund”) seeks total returns (capital appreciation plus income) that exceed the rate of inflation over long-term investment horizons.

The Fund returned -2.01% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund underperformed its industry benchmark, the BofA Merrill Lynch Global Diversified Inflation-Linked Index, by 4.24% for the six-month period. This was the result of the negative performance of its allocation to commodity strategies.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.60%.

Performance as of 2/29/12

	Cumulative Total Return
	6-Month	Since Inception[1]
Fund NAV Returns	-2.01%	-0.69%
Fund Market Price Returns	-4.59%	-3.42%
BofA Merrill Lynch Global Diversified Inflation-Linked Index	2.23%	5.04%
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on July 14, 2011.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

12	WisdomTree Currency, Fixed Income and Alternative Funds

Performance Summary (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

Investment Breakdown† as of 2/29/12

†	The Fund’s investment breakdown is expressed as a percentage of total investments and may change over time. It does not include derivatives.

Top Holdings* as of 2/29/12

Description	% of Net Assets
U.S. Treasury Bill, 0.00%, 3/08/12	70.5%
Dreyfus Institutional Preferred Money Market Fund, 0.17%	13.0%
U.S. Treasury Bill, 0.09%, 6/14/12	6.5%
U.S. Treasury Bill, 0.11%, 4/19/12	4.0%
U.S. Treasury Bill, 0.02%, 3/22/12	2.4%
U.S. Treasury Bill, 0.02%, 3/29/12	2.2%
*	The holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular security.

The WisdomTree Managed Futures Strategy Fund (the “Fund”) seeks to provide investors with positive total returns in rising or falling markets.

The Fund returned -11.29% on net asset value (“NAV”) for the six-month period ended February 29, 2012 (for more complete performance information please see the chart below). The Fund underperformed its industry benchmark, the Diversified Trends Indicator™, by 0.56% during the period. This was primarily due to deductions for Fund expenses.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of the Fund’s total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for fund shares and investors’ assessments of the underlying value of a fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns also do not reflect brokerage commissions or taxes a shareholder would pay on the sale of Fund shares or on Fund distributions. The annual expense ratio of the Fund during the period was 0.95%.

Performance as of 2/29/12

	Average Annual Total Return
	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-11.29%	-13.85%	-10.35%
Fund Market Price Returns	-11.22%	-13.97%	-10.51%
Diversified Trends Indicator	-10.73%	-12.81%	-9.21%
*	Returns of less than one year are cumulative.
[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on January 5, 2011.

Alpha Financial Technologies, LLC (“AFT”) has developed, maintained and owns rights to the methodology that is employed in connection with the Diversified Trends Indicator™ (“DTI”). DTI® is a registered mark of AFT. The Fund is not sponsored, endorsed, sold or promoted by AFT. The DTI was created, compiled, maintained and is owned by AFT without regard to the Fund. The DTI is licensed on an “as is” basis without warranties or guarantees or other terms concerning merchantability, absence of defects, fitness or use for a particular purpose, timeliness, accuracy, completeness, currentness or quality. Neither AFT nor its affiliates make any warranties or guarantees as to the results to be obtained in connection with the use of the DTI or an investment in the Fund, and AFT and its affiliates shall have no liability in connection with any Fund investment.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at www.wisdomtree.com. WisdomTree shares are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Fund NAV returns are calculated using the Fund’s daily 4:00 p.m. NAV. Market price returns reflect the midpoint of the bid/ask spread as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

WisdomTree Currency, Fixed Income and Alternative Funds	13

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each index referenced in this report.

Euro Area:

The area encompassing the European Union Member States whose currency is the euro and in which there is a single monetary policy. It currently comprises Belgium, Germany, Greece, Spain, Estonia, Ireland, France, Italy, Cyprus, Luxembourg, Malta, the Netherlands, Austria, Portugal, Slovenia, Slovakia and Finland.

Forward Contracts:

A forward currency contract is an agreement to buy or sell a specific currency at a future date at a price set at the time of the contract. A forward contract may either be deliverable or non-deliverable. A deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date upon which each party delivers the promised currency. A non-deliverable forward currency contract is an agreement by two parties to transact in currencies at a specific rate on a future date and then cash settle the agreement with a simple exchange of the market value difference between the current market rate and the initial agreed-upon rate.

Spot Rate:

A “spot” rate is the foreign exchange market price at which a currency will be delivered on the settlement date. Spot rate is the starting point for all foreign exchange transactions. The “spot” return rate is the rate of return percentage difference between the end of period spot rate and the beginning of period spot rate.

Swap:

A swap is an agreement between two parties to exchange payments based on a reference asset, which may be a currency or interest rate, but also may be a single asset, a pool of assets or an index of assets.

Asia Pacific ex-Japan Local Debt Composite:

The composite tracks an equal-weighted exposure to the local currency sovereign bond markets of the Fund’s constituent countries. Currently, the composite tracks the returns from the following sovereign bond markets: Australia, China, Hong Kong, Indonesia, India, Malaysia, New Zealand, Philippines, Singapore, South Korea, Taiwan, and Thailand. Performance for South Korean, Taiwanese, and Philippine government bonds is proxied by the total returns of the respective Bank of America Merrill Lynch Global Sovereign country subindex. Performance for the remaining bond markets is proxied by the JPMorgan Government Bond Index for each country. Country exposures are rebalanced back to equal-weighting quarterly. Constituent changes are made at the end of the month following the annual review unless otherwise noted.

BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index:

The BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month euro-denominated bank deposits.

BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index:

The BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index is a subset of the BofA Merrill Lynch Euro Government Index. It is a market capitalization-weighted index that tracks the performance of euro-denominated sovereign debt publicly issued by Euro member countries excluding Greece, Ireland, Italy, Portugal and Spain as the country of risk.

14	WisdomTree Currency, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (continued)

BofA Merrill Lynch Euro Government Index:

The BofA Merrill Lynch Euro Government Index is a market capitalization-weighted index that tracks the performance of euro-denominated sovereign debt publicly issued by Euro member countries.

BofA Merrill Lynch Global Diversified Inflation-Linked Index:

The BofA Merrill Lynch Global Diversified Inflation-Linked Index is a broad, market value-weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency.

BofA Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index:

The BofA Merrill Lynch Japanese Yen One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month Japanese yen-denominated bank deposits.

BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index:

The BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index tracks a consistent investment in one-month New Zealand dollar-denominated bank deposits.

Citigroup Australian Broad Investment-Grade Index:

The Citigroup Australian Broad Investment-Grade Index is a market capitalization weighted index designed to represent the Australian fixed-coupon bond market, including government, semigovernment, and investment grade credit markets (including supranational issuers).

Diversified Trends Indicator:

The Diversified Trends Indicator (“DTI”) is a long/short rules-based index constructed of 24 liquid commodity and financial futures contracts comprised of 10 sectors. Each month the DTI index sector exposure is rebalanced back to the fixed weights, 50% physical commodities and 50% financials (when energy is long) and approximately 39.5% commodities and 60.5% financials (when energy is flat). The sectors are positioned either long or short depending on the current market environment. The DTI Index individual market components, sectors and related weightings, as well as other aspects of the calculation of the DTI Index, are subject to change at any time.

Equal-Weighted Commodity Currency Composite:

A composite incorporating equal-weighted exposures to the currencies within the Commodity Currency Fund was constructed as a benchmark for Fund performance. Returns for the individual emerging market currencies are represented by the return of the country subindices of the JPMorgan Emerging Local Markets Index Plus (ELMI+). Returns for the individual developed market countries are represented by the returns of the BofA Merrill Lynch One-Month Constant Maturity LIBID index for each country. The JPMorgan indices use a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the returns for emerging currency positions. The BofA Merrill Lynch indices track a consistent investment in one-month bank deposits denominated in the specified currency. Within the composite, currency exposures are rebalanced back to equal-weight at the end of the month in which the Fund rebalances its portfolio. Changes to currencies within the Fund are reflected in the composite at the end of the month they are added to, or deleted from, the Fund.

WisdomTree Currency, Fixed Income and Alternative Funds	15

Description of Terms and Indexes (unaudited) (continued)

Equal-Weighted Emerging Currency Composite:

A composite incorporating equal-weighted exposure to the currencies within the Emerging Currency Fund was constructed as an additional gauge of Emerging Currency Fund performance. Currently, the composite tracks the returns for the currencies of the following countries: Brazil, Chile, Mexico, Poland, Indonesia, South Africa, Turkey, India, China, Russia and South Korea, using the total returns of the country subindices of the JPMorgan Emerging Local Markets Index Plus (ELMI+). Each subindex uses a weighted basket of one-month, two-month and three-month currency forwards (deliverable or nondeliverable) collateralized with U.S. money market rates to proxy the total returns of an investment in local-currency money market instruments. Currency exposures are rebalanced back to equal-weighting at the end of the month in which the Emerging Currency Fund intends to rebalance, and currency changes are reflected in the composite at the end of the month they are reflected in the Fund.

HSBC Asian Local Bond Index Unhedged USD:

The HSBC Asian Local Bond Index Unhedged USD (“ALBI”) tracks the total return performance of a bond portfolio which consists of local currency denominated, high quality and liquid bonds in Asia ex-Japan. The ALBI includes bonds from the following countries/regions: Korea, Hong Kong, India, Singapore, Taiwan, Malaysia, Thailand, the Philippines, Indonesia and China.

JPMorgan Emerging Local Markets Index Plus (ELMI+):

The JPMorgan Emerging Local Markets Index Plus (ELMI+) and its underlying country and regional subindices track the total returns for local-currency denominated money market instruments in emerging market countries.

JPMorgan Emerging Local Markets Index Plus (ELMI+) Brazil:

The Brazil subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Brazilian real money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) China:

The China subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Chinese yuan money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) India:

The India subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in Indian rupee money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Emerging Local Markets Index Plus (ELMI+) South Africa:

The South Africa subindex uses a weighted basket of one-month, two-month and three-month currency forwards collateralized with U.S. money market rates to proxy the total returns of an investment in South African rand money market instruments. The returns are reported in U.S. dollar terms.

JPMorgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Composite Unhedged USD:

The JPMorgan Government Bond Index-Emerging Markets (GBI-EM) Global Diversified Composite Unhedged USD tracks the performance of local currency debt issued by

16	WisdomTree Currency, Fixed Income and Alternative Funds

Description of Terms and Indexes (unaudited) (concluded)

emerging market governments, whose debt is accessible by most of the international investor base. The index incorporates a constrained market-capitalization methodology in which individual issuer exposures are capped at 10% (with the excess distributed to smaller issuers) for greater diversification among issuing governments. The returns are reported in U.S. dollar terms.

JPMorgan New Zealand Government Bond Index:

The JPMorgan New Zealand Government Bond Index is a market capitalization weighted index of locally denominated, fixed rate government debt.

LIBID:

London Interbank Bid Rate or the rate at which banks are willing to borrow for a discrete period of time.

Spliced Australia & New Zealand Debt Composite:

A spliced index which tracks the BofA Merrill Lynch New Zealand Dollar One-Month LIBID Constant Maturity Index through October 24, 2011. Thereafter, the composite tracks an 80% / 20% weighted exposure to the local currency bond markets of Australia and New Zealand, respectively. Performance for Australia is proxied by the total returns of the Citigroup Australian Broad Investment-Grade Index. Performance for the New Zealand bond market is proxied by the JPMorgan New Zealand Government Bond Index. Country exposures are rebalanced back to target weighting quarterly.

Spliced Euro Debt Composite:

A spliced index which tracks the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011. Thereafter, the composite tracks the BofA Merrill Lynch Euro Government Index.

Spliced Euro Debt ex-Greece, Ireland, Italy, Portugal & Spain Composite:

A spliced index which tracks the BofA Merrill Lynch Euro Currency One-Month LIBID Constant Maturity Index through October 18, 2011. Thereafter, the composite tracks the BofA Merrill Lynch Euro Government ex-Greece, Ireland, Italy, Portugal & Spain Index.

Index returns do not reflect expenses paid by the Funds. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

Return on the Underlying Currency Relative to the U.S. Dollar:

South African rand; Brazilian real; euro; Japanese yen

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of period spot rate.

Source: WM Reuters London closing rates.

Chinese yuan; Indian rupee

Currency return calculated by WisdomTree as the percentage difference between the end of period spot rate and the beginning of period spot rate.

Source: Tullett Prepon Singapore closing rates.

WisdomTree Currency, Fixed Income and Alternative Funds	17

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2011 to February 29, 2012.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period 9/01/11 to 2/29/12” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	WisdomTree Currency, Fixed Income and Alternative Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 9/01/11	Ending Account Value 2/29/12	Annualized Expense Ratio Based on the Period 9/01/11 to 2/29/12	Expenses Paid During the Period† 9/01/11 to 2/29/12
WisdomTree Dreyfus Brazilian Real Fund
Actual	$1,000.00	$956.30	0.45%	$2.19
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
WisdomTree Dreyfus Chinese Yuan Fund
Actual	$1,000.00	$1,008.80	0.45%	$2.25
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
WisdomTree Dreyfus Commodity Currency Fund
Actual	$1,000.00	$989.30	0.55%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77
WisdomTree Dreyfus Emerging Currency Fund
Actual	$1,000.00	$981.10	0.55%	$2.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77
WisdomTree Dreyfus Indian Rupee Fund
Actual	$1,000.00	$962.70	0.45%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
WisdomTree Dreyfus Japanese Yen Fund
Actual	$1,000.00	$943.40	0.35%	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76
WisdomTree Dreyfus South African Rand Fund
Actual	$1,000.00	$962.50	0.45%	$2.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
WisdomTree Asia Local Debt Fund
Actual	$1,000.00	$992.70	0.55%	$2.72
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77
WisdomTree Australia & New Zealand Debt Fund
Actual	$1,000.00	$995.00	0.45%	$2.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	0.45%	$2.26
WisdomTree Emerging Markets Local Debt Fund
Actual	$1,000.00	$998.90	0.55%	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	0.55%	$2.77
WisdomTree Euro Debt Fund
Actual	$1,000.00	$955.30	0.35%	$1.70
Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	0.35%	$1.76
WisdomTree Global Real Return Fund (consolidated)
Actual	$1,000.00	$979.90	0.60%	$2.95
Hypothetical (5% return before expenses)	$1,000.00	$1,021.88	0.60%	$3.02
WisdomTree Managed Futures Strategy Fund (consolidated)
Actual	$1,000.00	$887.10	0.95%	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182/366 (to reflect the one-half year period).

WisdomTree Currency, Fixed Income and Alternative Funds	19

Schedule of Investments (unaudited)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

February 29, 2012

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 68.3%
Treasury Bills – 68.3%
U.S. Treasury Bills
0.01%, 3/08/12*	$32,450,000	$32,449,949
0.00%, 3/22/12*	25,000,000	24,999,523
0.10%, 4/19/12*	7,000,000	6,999,444

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $64,448,955)		64,448,916
MONEY MARKET FUND – 0.5%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $499,598)	499,598	499,598
REPURCHASE AGREEMENT – 26.3%
Citigroup, Inc. tri-party repurchase agreement dated 2/29/12, 0.19% due 3/01/12; Proceeds at maturity – $24,806,770 (fully collateralized by Freddie Mac, 3.00% due 2/01/27; Market value – $26,046,971)
(Cost: $24,806,639)	24,806,639	24,806,639
TOTAL INVESTMENTS IN SECURITIES – 95.1% (Cost: $89,755,192)(b)		89,755,153
Other Assets in Excess of Liabilities – 4.9%		4,633,719

NET ASSETS – 100.0%		$94,388,872

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

20	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

February 29, 2012

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 60.3%
Treasury Bills – 60.3%
U.S. Treasury Bills 0.01%, 3/01/12*	$1,400,000	$1,399,999
0.01%, 3/08/12*	38,000,000	37,999,941
0.02%, 3/15/12*	47,117,000	47,116,593
0.03%, 3/22/12*	66,000,000	65,998,991
0.01%, 4/05/12*	95,000,000	94,995,400
0.08%, 4/19/12*	1,400,000	1,399,845

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $248,914,942)		248,910,769
TIME DEPOSITS – 16.0%
Banks – 16.0%
Barclays Bank PLC 0.65%, 3/16/12	103,950,000 CNH	16,509,172
Deutsche Bank AG 0.80%, 3/16/12	103,950,000 CNH	16,509,172
Royal Bank of Scotland PLC 0.62%, 3/16/12	103,950,000 CNH	16,509,172
Standard Chartered Bank 1.12%, 3/16/12	103,950,000 CNH	16,509,172

TOTAL TIME DEPOSITS (Cost: $66,026,201)		66,036,688
MONEY MARKET FUND – 0.5%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $2,080,774)	$2,080,774	2,080,774
REPURCHASE AGREEMENT – 18.6%

Citigroup, Inc. tri-party repurchase agreement dated 2/29/12, 0.19% due 3/01/12; Proceeds at maturity – $76,828,213 (fully collateralized by Fannie Mae, 4.50% – 5.00% due 9/01/39 – 12/01/41; Market value – $80,669,198)

(Cost: $76,827,807)	76,827,807	76,827,807
TOTAL INVESTMENTS IN SECURITIES – 95.4% (Cost: $393,849,724)(b)		393,856,038
Foreign Currency and Other Assets in Excess of Liabilities – 4.6%		18,943,680

NET ASSETS – 100.0%		$412,799,718

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

CNH – Offshore Chinese renminbi

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	21

Schedule of Investments (unaudited)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

February 29, 2012

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 88.3%
Treasury Bills – 88.3%
U.S. Treasury Bills 0.02%, 3/15/12*	$20,050,000	$20,049,818
0.03%, 3/22/12*	11,000,000	10,999,832

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $31,049,662)		31,049,650
MONEY MARKET FUND – 0.1%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $21,370)	21,370	21,370
REPURCHASE AGREEMENT – 2.4%
Citigroup, Inc. tri-party repurchase agreement dated 2/29/12, 0.19% due 3/01/12; Proceeds at maturity – $839,891 (fully collateralized by Fannie Mae, 5.00% due 3/01/40; Market value – $881,882)
(Cost: $839,886)	839,886	839,886
TOTAL INVESTMENTS IN SECURITIES – 90.8% (Cost: $31,910,918)(b)		31,910,906
Cash and Other Assets in Excess of Liabilities – 9.2%		3,240,304

NET ASSETS – 100.0%		$35,151,210
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

22	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

February 29, 2012

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 70.5%
Treasury Bills – 70.5%
U.S. Treasury Bills
0.01%, 3/15/12*	$128,548,000	$128,546,756
0.02%, 3/22/12*	56,250,000	56,249,053
0.01%, 3/29/12*	60,000,000	59,997,886

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $244,796,434)		244,793,695
MONEY MARKET FUND – 0.5%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $1,750,148)	1,750,148	1,750,148
REPURCHASE AGREEMENT – 27.4%

Citigroup, Inc. tri-party repurchase agreement dated 2/29/12, 0.19% due 3/01/12; Proceeds at maturity – $95,078,746 (fully collateralized by Fannie Mae, 3.50% – 5.50% due 1/01/32 – 2/01/41; Market value – $99,832,157)

(Cost: $95,078,244)	95,078,244	95,078,244
TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $341,624,826)(b)		341,622,087
Cash and Other Assets in Excess of Liabilities – 1.6%		5,554,382

NET ASSETS – 100.0%		$347,176,469
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	23

Schedule of Investments (unaudited)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

February 29, 2012

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 79.5%
Treasury Bills – 79.5%
U.S. Treasury Bills
0.01%, 3/01/12*	$1,350,000	$1,350,000
0.01%, 3/08/12*	1,750,000	1,749,997
0.02%, 3/15/12*	4,900,000	4,899,951
0.03%, 3/22/12*	3,000,000	2,999,954
0.08%, 4/19/12*	1,350,000	1,349,850

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $12,349,774)		12,349,752
MONEY MARKET FUND – 0.6%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $86,651)	86,651	86,651
REPURCHASE AGREEMENT – 27.1%
Citigroup, Inc. tri-party repurchase agreement dated 2/29/12, 0.19% due 3/01/12; Proceeds at maturity – $4,214,117 (fully collateralized by Fannie Mae, 5.00% due 3/01/40; Market value – $4,424,800)
(Cost: $4,214,095)	4,214,095	4,214,095
TOTAL INVESTMENTS IN SECURITIES – 107.2% (Cost: $16,650,520)(b)		16,650,498
Liabilities in Excess of Other Assets – (7.2)%		(1,119,700)

NET ASSETS – 100.0%		$15,530,798
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

24	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

February 29, 2012

Investments	Principal Amount		Value

TIME DEPOSITS – 96.8%
Banks – 96.8%
Barclays Bank PLC
0.02%, 3/02/12	252,008,056	JPY	$3,113,517
0.02%, 3/09/12	252,009,036	JPY	3,113,529
Mizuho International PLC
0.05%, 3/02/12	252,042,905	JPY	3,113,947
0.05%, 3/09/12	252,045,356	JPY	3,113,978

TOTAL TIME DEPOSITS (Cost: $12,503,044)			12,454,971
FOREIGN GOVERNMENT OBLIGATIONS – 25.0%
Sovereign – 25.0%
Japan Treasury Bills
0.10%, 3/26/12, Series 245*	50,000,000	JPY	617,703
0.10%, 5/21/12, Series 260*	210,000,000	JPY	2,593,993

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,320,271)			3,211,696
REPURCHASE AGREEMENT – 24.6%

Repurchase agreement dated 2/29/12, 0.10% due 3/01/12 with Royal Bank of Scotland; Proceeds at maturity – 256,023,252 JPY (fully collateralized by Japan Government Bond, 0.20% due 6/15/13; Market value – $3,254,222)

(Cost: $3,163,115)	256,022,541	JPY	3,163,115
TOTAL INVESTMENTS IN SECURITIES – 146.4% (Cost: $18,986,430)(a)			18,829,782
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (46.4)%			(5,964,774)

NET ASSETS – 100.0%			$12,865,008

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

JPY – Japanese yen

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	25

Schedule of Investments (unaudited)

WisdomTree Dreyfus South African Rand Fund (SZR)

February 29, 2012

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 81.1%
Treasury Bills – 81.1%
U.S. Treasury Bills
0.01%, 3/08/12*	$490,000	$489,999
0.00%, 3/15/12*	1,700,000	1,699,982
0.02%, 3/22/12*	1,500,000	1,499,977
0.05%, 3/29/12*	450,000	449,984

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,139,961)		4,139,942
MONEY MARKET FUND – 0.6%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $32,117)	32,117	32,117
REPURCHASE AGREEMENT – 13.4%
Citigroup, Inc. tri-party repurchase agreement dated 2/29/12, 0.19% due 3/01/12; Proceeds at maturity – $681,447 (fully collateralized by Fannie Mae, 5.00% due 3/01/40; Market value – $715,516)
(Cost: $681,443)	681,443	681,443
TOTAL INVESTMENTS IN SECURITIES – 95.1% (Cost: $4,853,521)(b)		4,853,502
Other Assets in Excess of Liabilities – 4.9%		248,329

NET ASSETS – 100.0%		$5,101,831
*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

26	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Asia Local Debt Fund (ALD)

February 29, 2012

Investments	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS – 73.2%
Sovereign Agency – 4.0%
New South Wales Treasury Corp. 6.00%, 4/01/16, Series 16	5,632,000 AUD	$6,440,356
Queensland Treasury Corp. 7.13%, 9/18/17	3,320,000 NZD	3,134,085
6.00%, 7/21/22, Series 22	4,680,000 AUD	5,331,561
Western Australian Treasury Corp. 7.00%, 4/15/15, Series 15	1,470,000 AUD	1,711,038

Total Sovereign Agency		16,617,040
Sovereign Bonds – 69.2%
Australian Government Bond 6.25%, 4/15/15, Series 119	10,359,000 AUD	12,056,717
China Government Bond 1.00%, 12/01/13	33,500,000 CNY	5,330,158
3.30%, 10/27/14	17,220,000 CNY	2,888,650
1.80%, 12/01/15	27,000,000 CNY	4,302,865
2.48%, 12/01/20	33,500,000 CNY	5,293,452
2.36%, 8/18/21	15,000,000 CNY	2,341,856
Eurofima 5.63%, 10/24/16	2,270,000 AUD	2,441,872
Hong Kong Government Bond 1.69%, 12/22/14	46,000,000 HKD	6,165,235
1.65%, 6/15/15	46,350,000 HKD	6,236,133
1.52%, 12/21/15	44,850,000 HKD	6,034,623
Indonesia Government 11.00%, 12/15/12, Series FR23	96,405,000,000 IDR	11,261,130
11.25%, 5/15/14, Series FR51	45,196,000,000 IDR	5,712,514
7.38%, 9/15/16, Series FR55	149,255,000,000 IDR	18,211,758
Korea Treasury Bond 3.75%, 6/10/13, Series 1306	17,470,000,000 KRW	15,685,810
4.50%, 3/10/15, Series 1503	17,870,000,000 KRW	16,453,642
4.00%, 9/10/15, Series 1509	14,010,000,000 KRW	12,742,341
Malaysian Government 3.21%, 5/31/13, Series 0509(a)	42,530,000 MYR	14,256,246
3.43%, 8/15/14, Series 0211	23,360,000 MYR	7,883,288
3.84%, 8/12/15, Series 0110	27,240,000 MYR	9,313,907
4.01%, 9/15/17, Series 0210	46,270,000 MYR	16,002,052
New Zealand Government 6.50%, 4/15/13, Series 413	3,270,000 NZD	2,874,272
6.00%, 4/15/15, Series 415	12,379,000 NZD	11,345,682
6.00%, 12/15/17, Series 1217	310,000 NZD	293,331
Republic of Philippines 6.25%, 1/27/14, Series 5-67	69,970,000 PHP	1,736,529
7.00%, 1/27/16, Series 7-48	56,820,000 PHP	1,453,962
4.95%, 1/15/21	631,000,000 PHP	15,627,917
Singapore Government Bond 1.63%, 4/01/13	5,432,000 SGD	4,424,844
1.13%, 4/01/16	9,000,000 SGD	7,427,788
2.25%, 6/01/21	10,690,000 SGD	9,171,162
3.00%, 9/01/24	10,000,000 SGD	8,995,966
Thailand Government Bond 5.25%, 7/13/13	366,800,000 THB	12,453,808
5.25%, 5/12/14	350,000,000 THB	12,034,854
3.13%, 12/11/15	212,339,000 THB	6,958,426

Investments	Principal Amount	Value

4.13%, 11/18/16	128,060,000 THB	$4,356,037
2.80%, 10/10/17	317,595,000 THB	10,125,294

Total Sovereign Bonds		289,894,121
TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $303,458,239)		306,511,161
SUPRANATIONAL BONDS – 13.5%
Banks – 13.5%
Asian Development Bank 5.50%, 2/15/16	6,540,000 AUD	7,310,443
2.85%, 10/21/20	14,500,000 CNY	2,322,257
European Bank for Reconstruction & Development 5.25%, 8/15/12†	192,100,000 INR	3,869,633
6.75%, 2/19/13	61,130,000,000 IDR	6,882,208
5.25%, 6/06/14	185,950,000 INR	3,747,048
Inter-American Development Bank 0.50%, 1/29/13	400,000 NZD	328,522
2.50%, 3/11/13	293,000,000 INR	5,715,025
4.75%, 1/10/14	438,400,000 INR	8,729,983
6.25%, 6/22/16	1,360,000 NZD	1,245,193
International Bank for Reconstruction & Development 5.38%, 12/15/14	5,010,000 NZD	4,439,824
International Finance Corp. 5.75%, 6/24/14	5,256,000 AUD	5,853,068
1.80%, 1/27/16	5,000,000 CNY	781,062
Nordic Investment Bank 6.00%, 4/06/15	4,900,000 AUD	5,457,353

TOTAL SUPRANATIONAL BONDS (Cost: $59,153,083)		56,681,619
MONEY MARKET FUND – 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.17%(b)
(Cost: $3,188,756)	$3,188,756	3,188,756
REPURCHASE AGREEMENT – 10.1%
Citigroup, Inc. tri-party repurchase agreement dated 2/29/12, 0.19% due 3/01/12; Proceeds at maturity – $42,476,424 (fully collateralized by Fannie Mae, 5.00% due 7/01/40; Market value – $44,600,011)
(Cost: $42,476,200)	42,476,200	42,476,200
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.5%
Dreyfus Institutional Preferred Money Market Fund, 0.17%(b)
(Cost: $10,575,000)(c)	10,575,000	10,575,000
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $418,851,278)(d)		419,432,736
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (0.1)%		(274,951)

NET ASSETS – 100.0%		$419,157,785

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	27

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Local Debt Fund (ALD)

February 29, 2012

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

CNY – Chinese yuan

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

KRW – South Korean won

MYR – Malaysian ringgit

NZD – New Zealand dollar

PHP – Philippines peso

SGD – Singapore dollar

THB – Thai baht

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $3,869,633, which represents 0.9% of net assets.

(a)	Security, or portion thereof, was on loan at February 29, 2012.

(b)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(c)	At February 29, 2012, the total market value of the Fund’s security on loan was $10,086,290 and the total market value of the collateral held by the Fund was $10,575,000.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

28	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

February 29, 2012

Investments	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS – 70.6%
Municipal – 1.8%
Australian Capital Territory 5.50%, 6/07/18	550,000 AUD	$615,031
Sovereign Agency – 36.8%
Export Development Canada
5.75%, 2/11/14	650,000 AUD	719,847
5.25%, 8/10/15	690,000 AUD	762,634
New South Wales Treasury Corp. 5.50%, 8/01/14, Series 14	690,000 AUD	768,783
5.50%, 3/01/17, Series 17	690,000 AUD	783,627
6.00%, 2/01/18, Series 18	120,000 AUD	138,852
Northern Territory Treasury Corp. 5.75%, 7/14/14	500,000 AUD	554,927
6.25%, 10/20/15	500,000 AUD	567,620
Queensland Treasury Corp. 6.00%, 8/14/13, Series 13	150,000 AUD	166,209
5.75%, 11/21/14, Series 14	250,000 AUD	278,964
6.00%, 4/21/16, Series 16	500,000 AUD	564,687
6.00%, 9/14/17, Series 17	540,000 AUD	623,212
South Australian Government Financing Authority 6.00%, 5/15/13, Series 13	575,000 AUD	633,471
5.75%, 4/20/15, Series 15	1,000,000 AUD	1,105,257
Tasmanian Public Finance 6.50%, 5/15/13, Series 13	575,000 AUD	636,969
5.50%, 6/23/14, Series 14	420,000 AUD	464,735
6.50%, 4/15/15, Series 15	500,000 AUD	570,093
Treasury Corp. of Victoria 5.75%, 11/15/16, Series 1116	890,000 AUD	1,012,860
5.50%, 11/15/18, Series 1118	540,000 AUD	611,125
Western Australia Treasury Corp. 5.50%, 4/23/14, Series 14	800,000 AUD	886,414
7.00%, 4/15/15, Series 15	540,000 AUD	628,544

Total Sovereign Agency		12,478,830
Sovereign Bonds – 32.0%
Australian Government Bond 4.75%, 6/15/16, Series 130	700,000 AUD	788,688
4.25%, 7/21/17, Series 135	1,335,000 AUD	1,478,158
5.50%, 1/21/18, Series 132	1,300,000 AUD	1,533,219
5.25%, 3/15/19, Series 122	800,000 AUD	940,486
4.50%, 4/15/20, Series 126	725,000 AUD	815,260
5.75%, 5/15/21, Series 124	750,000 AUD	920,645
5.50%, 4/21/23, Series 133	750,000 AUD	906,465
New Zealand Government Bond 6.00%, 4/15/15, Series 415	380,000 NZD	348,280
6.00%, 12/15/17, Series 1217	1,150,000 NZD	1,088,163
5.00%, 3/15/19, Series 319	690,000 NZD	621,428
6.00%, 5/15/21, Series 521	710,000 NZD	684,405
5.50%, 4/15/23, Series 423	750,000 NZD	698,911

Total Sovereign Bonds		10,824,108
TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $22,900,126)		23,917,969

Investments	Principal Amount	Value

SUPRANATIONAL BONDS – 27.8%
Banks – 27.8%
Asian Development Bank 5.25%, 5/13/14	650,000 AUD	$716,517
6.00%, 1/20/15	700,000 AUD	788,097
5.50%, 2/15/16	100,000 AUD	111,780
Council of Europe Development Bank 5.75%, 9/16/14	550,000 AUD	600,183
European Investment Bank 5.38%, 5/20/14	840,000 AUD	915,693
6.50%, 9/10/14	182,000 NZD	161,623
6.13%, 1/23/17	240,000 AUD	268,032
Inter-American Development Bank 5.50%, 5/29/13	790,000 AUD	864,875
6.00%, 5/25/16	660,000 AUD	750,432
International Bank for Reconstruction & Development 5.50%, 10/21/14	810,000 AUD	901,049
International Finance Corp. 5.75%, 6/24/14	540,000 AUD	601,343
Kreditanstalt Fuer Wiederaufbau 6.00%, 1/29/15	380,000 AUD	424,615
6.38%, 2/17/15	400,000 NZD	362,069
5.75%, 5/13/15	150,000 AUD	166,459
Landwirtschaftliche Rentenbank 6.00%, 7/15/14	220,000 AUD	244,276
5.75%, 7/15/15	250,000 AUD	276,776
Nordic Investment Bank 6.00%, 8/20/14	600,000 AUD	667,494
6.00%, 4/06/15	540,000 AUD	601,423

TOTAL SUPRANATIONAL BONDS (Cost: $9,150,001)		9,422,736
MONEY MARKET FUND – 0.0%
Invesco Treasury Fund Private Class, 0.02%(a)
(Cost: $12,752)	$12,752	12,752
TOTAL INVESTMENTS IN SECURITIES – 98.4% (Cost: $32,062,879)(b)		33,353,457
Foreign Currency and Other Assets in Excess of Liabilities – 1.6%		536,214

NET ASSETS – 100.0%		$33,889,671

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

NZD – New Zealand dollar

(a)	Rate shown represents annualized 7-day yield as of February 29, 2012.
(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	29

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2012

Investments	Principal Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS – 80.2%
Sovereign Bonds – 80.2%
China Government Bond
1.00%, 12/01/13	64,500,000	CNY	$10,262,543
3.30%, 10/27/14	27,400,000	CNY	4,596,342
1.80%, 12/01/15	109,000,000	CNY	17,370,824
2.48%, 12/01/20	50,500,000	CNY	7,979,682
2.36%, 8/18/21	11,500,000	CNY	1,795,423
Federal Republic of Brazil
10.00%, 1/01/13	6,390,000	BRL	3,742,821
12.50%, 1/05/16(a)	51,229,000	BRL	35,769,891
12.50%, 1/05/22	24,950,000	BRL	18,728,848
10.25%, 1/10/28	56,579,000	BRL	37,979,671
Indonesia Government
12.50%, 3/15/13, Series FR33	34,167,000,000	IDR	4,097,551
11.00%, 10/15/14, Series FR26	75,811,000,000	IDR	9,696,395
9.50%, 6/15/15, Series FR27	148,891,000,000	IDR	18,821,721
10.75%, 5/15/16, Series FR30	53,118,000,000	IDR	7,162,397
7.38%, 9/15/16, Series FR55	169,426,000,000	IDR	20,672,977
10.00%, 7/15/17, Series FR28	50,000,000,000	IDR	6,801,175
11.00%, 11/15/20, Series FR31	91,054,000,000	IDR	13,787,605
8.25%, 7/15/21, Series FR53	103,330,000,000	IDR	13,489,674
8.38%, 9/15/26, Series FR56	188,535,000,000	IDR	25,367,844
Korea Treasury Bond
3.75%, 6/10/13, Series 1306	17,030,000,000	KRW	15,290,747
4.50%, 3/10/15, Series 1503	16,482,160,000	KRW	15,175,801
5.00%, 6/10/20, Series 2006	22,928,920,000	KRW	22,335,778
Malaysian Government
3.43%, 8/15/14, Series 0211	88,103,000	MYR	29,732,079
3.84%, 8/12/15, Series 0110	71,163,000	MYR	24,332,068
3.81%, 2/15/17, Series 0207	21,970,000	MYR	7,524,382
4.01%, 9/15/17, Series 0210	91,600,000	MYR	31,679,014
4.38%, 11/29/19, Series 0902	89,192,000	MYR	31,768,222
Mexican Bonos Desarr
9.50%, 12/18/14, Series MI10	268,529,000	MXN	23,493,018
7.75%, 12/14/17, Series M10	248,287,000	MXN	21,645,568
8.50%, 12/13/18, Series M10	254,834,000	MXN	23,135,353
6.50%, 6/10/21, Series M	27,200,000	MXN	2,178,409
Nota do Tesouro Nacional
10.00%, 1/01/21	800,000	BRL	434,035
Poland Government Bond
5.75%, 4/25/14, Series 0414	77,620,000	PLN	25,801,837
5.50%, 10/25/19, Series 1019	52,228,000	PLN	17,220,843
5.25%, 10/25/20, Series 1020	57,249,000	PLN	18,483,892
5.75%, 9/23/22, Series 0922	65,208,000	PLN	21,660,644
Republic of Chile
5.50%, 8/05/20	18,061,000,000	CLP	39,889,905
Republic of Colombia
12.00%, 10/22/15	27,424,000,000	COP	19,616,444
7.75%, 4/14/21	31,904,000,000	COP	21,392,434
Republic of Peru
9.91%, 5/05/15	28,820,000	PEN	12,558,977
8.60%, 8/12/17	8,352,000	PEN	3,707,408
7.84%, 8/12/20	36,210,000	PEN	15,691,451
8.20%, 8/12/26	5,360,000	PEN	2,427,612
6.95%, 8/12/31	18,180,000	PEN	7,348,712
Investments	Principal Amount		Value

Republic of Philippines
7.00%, 1/27/16, Series 7-48	91,770,000	PHP	$2,348,295
4.95%, 1/15/21	1,123,000,000	PHP	27,813,234
6.38%, 1/19/22, Series 1054	229,319,817	PHP	5,982,906
Republic of South Africa
8.25%, 9/15/17, Series R203(a)	111,960,000	ZAR	15,737,321
7.25%, 1/15/20, Series R207	120,671,000	ZAR	15,760,149
10.50%, 12/21/26, Series R186	147,830,000	ZAR	23,666,908
Russian Foreign Bond(a)
7.85%, 3/10/18	1,400,000,000	RUB	50,124,936
Thailand Government Bond
5.25%, 5/12/14	419,555,000	THB	14,426,523
3.13%, 12/11/15	351,770,000	THB	11,527,630
4.13%, 11/18/16	421,430,000	THB	14,335,192
2.80%, 10/10/17	376,420,000	THB	12,000,702
5.13%, 3/13/18	534,815,000	THB	19,201,157
Turkey Government Bond
10.00%, 6/17/15	36,352,000	TRY	21,434,969
9.00%, 1/27/16	14,406,000	TRY	8,255,221
10.50%, 1/15/20	40,322,000	TRY	24,792,043

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $970,529,393)			980,055,203
SUPRANATIONAL BONDS – 14.3%
Banks – 14.3%
Asian Development Bank
9.25%, 4/30/13	14,180,000	BRL	8,429,208
6.55%, 1/28/15	43,850,000	MXN	3,569,504
European Bank for Reconstruction & Development
8.00%, 2/18/13	51,060,000	ZAR	6,975,054
6.50%, 2/09/15	59,610,000	RUB	2,060,957
6.75%, 5/12/17	236,850,000	RUB	8,121,730
European Investment Bank
6.25%, 3/11/13	151,900,000	RUB	5,201,412
10.00%, 9/10/13	2,325,000	TRY	1,374,532
8.00%, 10/21/13	38,630,000	ZAR	5,304,711
8.50%, 11/04/14	77,155,000	ZAR	10,787,740
9.63%, 4/01/15	11,265,000	TRY	6,759,381
6.50%, 12/15/15	88,150,000	RUB	3,011,704
14.00%, 7/05/16	5,210,000	TRY	3,534,606
6.50%, 9/30/16	147,900,000	RUB	4,955,397
Inter-American Development Bank
9.50%, 1/06/14	5,980,000	BRL	3,602,141
8.00%, 1/26/16	21,632,000	MXN	1,888,988
7.50%, 12/05/24	167,197,000	MXN	13,239,289
International Bank for Reconstruction & Development
3.25%, 1/24/13	758,000,000	CLP	1,575,622
5.00%, 7/01/13	77,475,000	MXN	6,126,767
6.50%, 9/11/13	180,025,000	MXN	14,594,263
6.25%, 12/11/13	262,550,000	RUB	9,033,553
5.25%, 11/24/14	41,550,000	RUB	1,395,783
8.75%, 3/01/17	30,680,000	ZAR	4,636,369
7.50%, 3/05/20	48,295,000	MXN	4,265,577
International Finance Corp.
11.25%, 7/17/12	29,280,000	TRY	16,964,774
9.25%, 9/16/13	12,965,000	BRL	7,740,186

See Notes to Financial Statements.

30	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Local Debt Fund (ELD)

February 29, 2012

Investments	Principal Amount		Value

8.25%, 1/15/14	8,210,000	BRL	$4,843,297
7.38%, 3/04/15	11,490,000	ZAR	1,620,779
6.00%, 1/28/16	128,810,000	MXN	10,485,973
Nordic Investment Bank
10.00%, 5/14/13	4,085,000	BRL	2,443,767

TOTAL SUPRANATIONAL BONDS
(Cost: $181,126,592)			174,543,064
U.S. GOVERNMENT OBLIGATION – 0.0%
Treasury Bill – 0.0%
U.S. Treasury Bill
0.02%, 3/15/12*
(Cost: $499,996)	$500,000		499,996
MONEY MARKET FUND – 1.7%
Invesco Treasury Fund Private Class, 0.02%(b)
(Cost: $20,862,565)	20,862,565		20,862,565
REPURCHASE AGREEMENT – 1.7%
Citigroup, Inc. tri-party repurchase agreement dated 2/29/12, 0.19% due 3/01/12; Proceeds at maturity – $21,015,976 (fully collateralized by Fannie Mae, 4.50% due 8/01/41; Market value – $22,066,659)
(Cost: $21,015,865)	21,015,865		21,015,865
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.2%
Dreyfus Institutional Preferred Money Market Fund, 0.17%(b)
(Cost: $50,795,506)(c)	50,795,506		50,795,506
TOTAL INVESTMENTS IN SECURITIES – 102.1%
(Cost: $1,244,829,917)(d)			1,247,772,199
Liabilities in Excess of Cash, Foreign Currency and Other Assets – (2.1)%			(26,032,234)

NET ASSETS – 100.0%			$1,221,739,965

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

BRL – Brazilian real

CLP – Chilean peso

CNY – Chinese yuan

COP – Colombian peso

IDR – Indonesian rupiah

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

PEN – Peruvian nuevo sol

PHP – Philippines peso

PLN – Polish zloty

RUB – Russian ruble

THB – Thai baht

TRY – Turkish new lira

ZAR – South African rand

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	Security, or portion thereof, was on loan at February 29, 2012.

(b)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(c)	At February 29, 2012, the total market value of the Fund’s security on loan was $48,408,512 and the total market value of the collateral held by the Fund was $50,795,506.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	31

Schedule of Investments (unaudited)

WisdomTree Euro Debt Fund (EU)

February 29, 2012

Investments	Principal Amount	Value

FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS – 72.6%
Sovereign Agency – 4.1%
European Financial Stability Facility
2.75%, 7/18/16	145,000 EUR	$200,477
Sovereign Bonds – 68.5%
Belgium Kingdom
3.50%, 6/28/17, Series 63	50,000 EUR	69,721
4.00%, 3/28/19, Series 55	45,000 EUR	63,950
3.75%, 9/28/20, Series 58	50,000 EUR	69,230
Bundesrepublik Deutschland
2.25%, 9/04/20	135,000 EUR	190,234
3.25%, 7/04/21	90,000 EUR	136,208
4.75%, 7/04/28, Series 98	135,000 EUR	235,233
Eurofima
4.00%, 10/27/21	145,000 EUR	213,454
European Union
3.38%, 5/10/19	145,000 EUR	207,169
Finnish Government Bond
3.38%, 4/15/20	45,000 EUR	65,842
3.50%, 4/15/21	45,000 EUR	66,272
4.00%, 7/04/25	40,000 EUR	61,401
France Government Bond OAT
4.00%, 4/25/18	165,000 EUR	244,789
4.25%, 4/25/19	165,000 EUR	247,370
3.50%, 4/25/20	115,000 EUR	163,259
Kingdom of Denmark
3.13%, 3/17/14	70,000 EUR	98,322
1.75%, 10/05/15	70,000 EUR	96,256
Kingdom of Sweden
0.88%, 9/02/13	70,000 EUR	94,375
3.13%, 5/07/14	70,000 EUR	99,026
Luxembourg Government Bond
3.75%, 12/04/13	65,000 EUR	91,494
3.38%, 5/18/20	65,000 EUR	95,567
Netherlands Government Bond
4.00%, 7/15/18	40,000 EUR	61,122
3.50%, 7/15/20	40,000 EUR	59,602
5.50%, 1/15/28	40,000 EUR	73,259
Republic of Austria
3.50%, 7/15/15	40,000 EUR	57,455
4.65%, 1/15/18, Series 2	45,000 EUR	68,130
3.90%, 7/15/20	45,000 EUR	65,344
Republic of Slovenia
4.00%, 3/22/18	75,000 EUR	98,246
4.13%, 1/26/20, Series RS67	75,000 EUR	92,166
Slovakia Government Bond
3.50%, 2/24/16, Series 213	70,000 EUR	95,596
4.00%, 4/27/20, Series 214	70,000 EUR	91,869

Total Sovereign Bonds		3,371,961
TOTAL FOREIGN GOVERNMENT AGENCIES & OBLIGATIONS (Cost: $3,603,303)		3,572,438

SUPRANATIONAL BONDS – 23.6%
Banks – 23.6%
Council of Europe Development Bank
3.00%, 7/13/20	145,000 EUR	$198,842
European Investment Bank
3.63%, 10/15/13	145,000 EUR	203,312
International Bank for Reconstruction & Development
3.88%, 5/20/19	145,000 EUR	220,293
Kreditanstalt Fuer Wiederaufbau
4.13%, 7/04/17	45,000 EUR	68,465
5.50%, 1/22/18, Series 213	45,000 EUR	72,936
Landwirtschaftliche Rentenbank
3.75%, 2/11/16	135,000 EUR	197,813
Nordic Investment Bank
3.00%, 4/08/14	145,000 EUR	203,070

TOTAL SUPRANATIONAL BONDS (Cost: $1,182,448)		1,164,731
TOTAL INVESTMENTS IN SECURITIES – 96.2% (Cost: $4,785,751)(a)		4,737,169
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 3.8%		185,599

NET ASSETS – 100.0%		$4,922,768

Principal amount is reported in U.S. dollars, except for those denoted in the following currency:

EUR – Euro

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

32	WisdomTree Currency, Fixed Income and Alternative Funds

Schedule of Investments (unaudited)

WisdomTree Global Real Return Fund (RRF) (consolidated)

February 29, 2012

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 43.1%
Treasury Bills – 20.5%
U.S. Treasury Bills 0.02%, 3/15/12*	$600,000	$599,995
0.02%, 3/22/12*(a)	412,000	411,994

Total Treasury Bills		1,011,989
Treasury Bond – 5.7%
U.S. Treasury Inflation Indexed Bond 2.38%, 1/15/25	180,000	280,503
Treasury Notes – 16.9%
U.S. Treasury Inflation Indexed Notes 2.13%, 1/15/19	210,000	267,673
1.38%, 1/15/20	230,000	279,630
1.13%, 1/15/21	240,000	283,182

Total Treasury Notes		830,485
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $2,033,575)		2,122,977
FOREIGN GOVERNMENT OBLIGATIONS – 35.7%
Sovereign Bonds – 35.7%
Australian Index Linked Bond 4.00%, 8/20/20, Series 20CI	120,000 AUD	240,269
Canadian Government Real Return Index Linked Bond 4.25%, 12/01/26, Series VS05	75,274 CAD	123,435
3.00%, 12/01/36	58,355 CAD	96,791
France Government Index Linked Bond 1.60%, 7/25/15, Series OATe	55,000 EUR	91,394
2.10%, 7/25/23, Series OATi	70,000 EUR	111,408
Mexican Udibonos 4.00%, 6/13/19	1,237,354 MXN	109,534
4.50%, 12/04/25	1,189,763 MXN	112,735
Republic of South Africa Index Linked Bond 2.50%, 1/31/17, Series R211	747,854 ZAR	107,807
5.50%, 12/07/23, Series R197	699,242 ZAR	126,236
Swedish Government Index Linked Bond 4.00%, 12/01/20, Series 3102	800,000 SEK	205,672
Turkey Government Index Linked Bond 4.50%, 2/11/15	176,676 TRY	105,847
4.00%, 4/01/20	183,464 TRY	109,020
U.K. Treasury Index Linked Gilt 1.25%, 11/22/27	50,000 GBP	121,639
1.25%, 11/22/32	45,000 GBP	100,907

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $1,713,718)		1,762,694
SUPRANATIONAL BOND – 4.2%
Bank – 4.2%
Morgan Stanley, Inflation Linked, 5.40%, 5/15/15(b)
(Cost: $220,992)	350,000 BRL	207,843

MONEY MARKET FUND – 13.5%
Dreyfus Institutional Preferred Money Market Fund, 0.17%(c)
(Cost: $667,242)	$667,242	$667,242
TOTAL INVESTMENTS IN SECURITIES – 96.5% (Cost: $4,635,527)(d)		4,760,756
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 3.5%		170,949

NET ASSETS – 100.0%		$4,931,705

Principal amount is reported in U.S. dollars, except for those denoted in the following currencies:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

EUR – Euro

GBP – British pound

MXN – Mexican peso

SEK – Swedish krona

TRY – Turkish new lira

ZAR – South African rand

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

(b)

This security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	33

Schedule of Investments (unaudited)

WisdomTree Managed Futures Strategy Fund (WDTI) (consolidated)

February 29, 2012

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 85.6%
Treasury Bills – 85.6%
U.S. Treasury Bills 0.00%, 3/08/12*(a)	$175,000,000	$174,999,629
0.02%, 3/22/12*(a)	6,010,000	6,009,885
0.02%, 3/29/12*	5,500,000	5,499,806
0.11%, 4/19/12*	10,000,000	9,999,205
0.09%, 6/14/12*	16,000,000	15,996,384

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $212,504,063)		212,504,909
MONEY MARKET FUND – 13.0%
Dreyfus Institutional Preferred Money Market Fund, 0.17%(b)
(Cost: $32,177,045)	32,177,045	32,177,045
TOTAL INVESTMENTS IN SECURITIES – 98.6% (Cost: $244,681,108)(c)		244,681,954
Cash, Foreign Currency and Other Assets in Excess of Liabilities – 1.4%		3,380,854

NET ASSETS – 100.0%		$248,062,808

*	Interest rate shown reflects the discount rate at time of purchase.

(a)	All or a portion of this security is held by the broker as collateral for open futures contracts.

(b)	Rate shown represents annualized 7-day yield as of February 29, 2012.

(c)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

34	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited)

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Commodity Currency Fund	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Indian Rupee Fund
ASSETS:

Investments, at cost	$89,755,192	$393,849,724	$31,910,918	$341,624,826	$16,650,520

Foreign currency, at cost	—	16,846,765	—	—	—
Investments in securities, at value (including repurchase agreements of $24,806,639, $76,827,807, $839,886, $95,078,244 and $4,214,095, respectively) (Note 2)	89,755,153	393,856,038	31,910,906	341,622,087	16,650,498

Cash	—	—	1,039	—	—

Deposits at broker for forward foreign currency contracts	—	—	—	20,000	—

Foreign currency, at value	—	16,845,428	—	—	—

Unrealized appreciation on forward foreign currency contracts	4,904,406	3,746,392	4,629,213	15,127,841	235,682

Receivables:

Interest	145	9,208	7	523	23

Capital shares sold	—	—	—	2,221	—
Total Assets	94,659,704	414,457,066	36,541,165	356,772,672	16,886,203
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	237,636	105,978	1,373,561	957,825	—

Payables:

Investment securities purchased	—	1,399,845	—	—	1,349,850

Capital shares purchased	—	—	—	8,482,462	—

Advisory fees (Note 3)	32,874	150,058	16,264	154,679	5,501

Service fees (Note 2)	322	1,467	130	1,237	54
Total Liabilities	270,832	1,657,348	1,389,955	9,596,203	1,355,405
NET ASSETS	$94,388,872	$412,799,718	$35,151,210	$347,176,469	$15,530,798
NET ASSETS:

Paid-in capital	$143,057,259	$409,605,224	$39,554,623	$369,703,877	$17,910,365

Accumulated net investment loss	(315,753)	(664,103)	(260,571)	(918,633)	(36,206)

Accumulated net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(53,019,365)	213,212	(7,398,482)	(35,776,052)	(2,579,021)

Net unrealized appreciation on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,666,731	3,645,385	3,255,640	14,167,277	235,660
NET ASSETS	$94,388,872	$412,799,718	$35,151,210	$347,176,469	$15,530,798
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,400,000	16,200,000	1,600,000	16,300,000	700,000
Net asset value per share	$21.45	$25.48	$21.97	$21.30	$22.19

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	35

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus South African Rand Fund	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund[1]	WisdomTree Emerging Markets Local Debt Fund
ASSETS:

Investments, at cost	$18,986,430	$4,853,521	$418,851,278	$32,062,879	$1,244,829,917

Foreign currency, at cost	258,105	—	2,279,885	134,899	3,405,424
Investments in securities, at value (including repurchase agreements of $3,163,115, $681,443, $42,476,200, $0 and $21,015,865) (Note 2)[2]	18,829,782	4,853,502	419,432,736	33,353,457	1,247,772,199

Cash	9,627	—	1,784,058	—	12,609,577

Foreign currency, at value	258,105	—	2,286,117	147,280	3,420,337

Unrealized appreciation on forward foreign currency contracts	—	250,106	1,995,987	10,860	1,976,131

Receivables:

Interest	45	4	4,392,747	479,232	23,034,818

Foreign tax reclaims	—	—	26,682	—	172,879

Capital shares sold	—	—	—	2,249,758	—
Total Assets	19,097,559	5,103,612	429,918,327	36,240,587	1,288,985,941
LIABILITIES:

Unrealized depreciation on forward foreign currency contracts	—	—	2,797	—	16,497

Payables:

Collateral for securities on loan (Note 2)	—	—	10,575,000	—	50,795,506

Investment securities purchased	6,227,507	—	—	2,339,836	15,917,275

Advisory fees (Note 3)	4,981	1,764	181,295	10,972	512,597

Service fees (Note 2)	63	17	1,450	108	4,101
Total Liabilities	6,232,551	1,781	10,760,542	2,350,916	67,245,976
NET ASSETS	$12,865,008	$5,101,831	$419,157,785	$33,889,671	$1,221,739,965
NET ASSETS:

Paid-in capital	$13,722,849	$5,683,486	$423,299,213	$36,394,850	$1,233,075,885

Accumulated net investment loss	(23,548)	(13,749)	—	—	—

Undistributed (Distributions in excess of) net investment income	—	—	2,528,714	(115,628)	10,130,958

Accumulated net realized loss on investments, forward foreign currency contracts and foreign currency related transactions	(677,644)	(817,993)	(9,328,814)	(3,708,798)	(26,818,225)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	(156,649)	250,087	2,658,672	1,319,247	5,351,347
NET ASSETS	$12,865,008	$5,101,831	$419,157,785	$33,889,671	$1,221,739,965
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	400,000	200,000	8,000,000	1,500,000	23,200,000
Net asset value per share	$32.16	$25.51	$52.39	$22.59	$52.66
[1]

This information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

[2]	Market value of securities out on loan were as follows: $0, $0, $10,086,290, $0 and $48,408,512, respectively.

See Notes to Financial Statements.

36	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

	WisdomTree Euro Debt Fund[1]	WisdomTree Global Real Return Fund[2]	WisdomTree Managed Futures Strategy Fund[2]
ASSETS:

Investments, at cost	$4,785,751	$4,635,527	$244,681,108

Foreign currency, at cost	82,288	29,840	6,038
Investments in securities, at value	4,737,169	4,760,756	244,681,954

Cash	7,669	6,540	122,094

Deposits at broker for forward foreign currency contracts and swap contracts	—	110,000	7,410,000

Foreign currency, at value	84,427	31,361	6,038

Unrealized appreciation on forward foreign currency contracts	—	—	1,829,007

Unrealized appreciation on swap contracts	—	5,029	—

Receivables:

Open swap contracts	—	22,536	—

Interest	94,861	15,654	3,846

Variation margin	—	—	86,361
Total Assets	4,924,126	4,951,876	254,139,300
LIABILITIES:

Unrealized depreciation on swap contracts	—	10,117	794,583

Unrealized depreciation on forward foreign currency contracts	—	—	4,802,225

Payables:

Advisory fees (Note 3)	1,341	2,327	183,183

Service fees (Note 2)	17	17	848

Variation margin	—	7,710	295,653
Total Liabilities	1,358	20,171	6,076,492
NET ASSETS	$4,922,768	$4,931,705	$248,062,808
NET ASSETS:

Paid-in capital	$5,230,678	$4,966,468	$277,376,264

Accumulated net investment loss	—	—	(1,150,076)

Undistributed (Distributions in excess of) net investment income	(32,017)	9,240	—

Accumulated net realized loss on investments, forward foreign currency contracts, swap contracts, futures contracts and foreign currency related transactions	(228,412)	(164,832)	(24,223,804)

Net unrealized appreciation (depreciation) on investments, forward foreign currency contracts, swap contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	(47,481)	120,829	(3,939,576)
NET ASSETS	$4,922,768	$4,931,705	$248,062,808
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	225,000	100,000	5,700,000
Net asset value per share	$21.88	$49.32	$43.52
[1]	This information reflects the investment objective and strategy of the WisdomTree Dreyfus Euro Fund through October 18, 2011 and the investment objective of the WisdomTree Euro Debt Fund thereafter.

[2]	Consolidated.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	37

Statements of Operations (unaudited)

WisdomTree Currency, Fixed Income and Alternative Funds

For the Six Months Ended February 29, 2012

	WisdomTree Dreyfus Brazilian Real Fund	WisdomTree Dreyfus Chinese Yuan Fund	WisdomTree Dreyfus Commodity Currency Fund	WisdomTree Dreyfus Emerging Currency Fund	WisdomTree Dreyfus Indian Rupee Fund
INVESTMENT INCOME:

Interest[1]	$51,919	$446,855	$18,139	$155,672	$7,156
Total investment income	51,919	446,855	18,139	155,672	7,156
EXPENSES:

Advisory fees (Note 3)	364,112	1,100,200	141,717	1,065,390	42,942

Service fees (Note 2)	3,560	10,758	1,134	8,523	420
Total expenses	367,672	1,110,958	142,851	1,073,913	43,362
Net investment loss	(315,753)	(664,103)	(124,712)	(918,241)	(36,206)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	30,357	1,421,686	4	44,436	77

Forward foreign currency contracts and foreign currency related transactions	(58,158,482)	4,630,730	(6,090,799)	(45,191,476)	(2,564,840)
Net realized gain (loss)	(58,128,125)	6,052,416	(6,090,795)	(45,147,040)	(2,564,763)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(48,716)	(275,149)	(11,100)	(122,487)	(4,034)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	9,775,577	(2,200,142)	1,821,967	27,139,718	1,152,546
Net change in unrealized appreciation (depreciation)	9,726,861	(2,475,291)	1,810,867	27,017,231	1,148,512
Net realized and unrealized gain (loss) on investments	(48,401,264)	3,577,125	(4,279,928)	(18,129,809)	(1,416,251)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(48,717,017)	$2,913,022	$(4,404,640)	$(19,048,050)	$(1,452,457)
[1]	Net of foreign withholding tax of $0, $79, $0, $0, and $0, respectively.

See Notes to Financial Statements.

38	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Operations (unaudited) (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

For the Six Months Ended February 29, 2012

	WisdomTree Dreyfus Japanese Yen Fund	WisdomTree Dreyfus South African Rand Fund	WisdomTree Asia Local Debt Fund	WisdomTree Australia & New Zealand Debt Fund[1]	WisdomTree Emerging Markets Local Debt Fund
INVESTMENT INCOME:

Interest[2]	$5,056	$2,063	$6,871,097	$404,263	$31,071,548

Securities lending income (Note 2)	—	—	2,915	—	19,369
Total investment income	5,056	2,063	6,874,012	404,263	31,090,917
EXPENSES:

Advisory fees (Note 3)	28,160	15,659	1,230,792	69,465	3,168,250

Service fees (Note 2)	354	153	9,846	679	25,346
Total expenses	28,514	15,812	1,240,638	70,144	3,193,596
Net investment income (loss)	(23,458)	(13,749)	5,633,374	334,119	27,897,321
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,023,362)	(10)	(5,300,220)	373	(18,589,911)

Forward foreign currency contracts and foreign currency related transactions	345,866	(1,150,946)	(3,806,114)	(2,143,811)	(6,435,618)
Net realized loss	(677,496)	(1,150,956)	(9,106,334)	(2,143,438)	(25,025,529)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(273,134)	(886)	(17,783,496)	1,281,361	(34,100,458)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(23,148)	583,070	1,766,655	(1,536,696)	1,781,439
Net change in unrealized appreciation (depreciation)	(296,282)	582,184	(16,016,841)	(255,335)	(32,319,019)
Net realized and unrealized loss on investments	(973,778)	(568,772)	(25,123,175)	(2,398,773)	(57,344,548)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(997,236)	$(582,521)	$(19,489,801)	$(2,064,654)	$(29,447,227)
[1]

This information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

[2]	Net of foreign withholding tax of $0, $0, $264,249, $4,145 and $383,143, respectively.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	39

Statements of Operations (unaudited) (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

For the Six Months Ended February 29, 2012

	WisdomTree Euro Debt Fund[1]	WisdomTree Global Real Return Fund[2]	WisdomTree Managed Futures Strategy Fund[2]
INVESTMENT INCOME:

Interest[3]	$43,946	$45,577	$27,244

Securities lending income (Note 2)	—	—	—
Total investment income	43,946	45,577	27,244
EXPENSES:

Advisory fees (Note 3)	8,460	14,392	1,171,893

Service fees (Note 2)	106	105	5,427
Total expenses	8,566	14,497	1,177,320
Net investment income (loss)	35,380	31,080	(1,150,076)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(326,420)	6,482	(451)

Swaps contracts	—	(173,255)	(11,324,922)

Futures contracts	—	9,726	(10,138,096)

Forward foreign currency contracts and foreign currency related transactions	99,603	(2,407)	1,322,256
Net realized loss	(226,817)	(159,454)	(20,141,213)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	(45,603)	42,727	(1,134)

Swaps contracts	—	2,483	19,175

Futures contracts	—	(22,410)	(3,121,401)

Forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	228	2,540	(4,878,137)
Net change in unrealized appreciation (depreciation)	(45,375)	25,340	(7,981,497)
Net realized and unrealized loss on investments	(272,192)	(134,114)	(28,122,710)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(236,812)	$(103,034)	$(29,272,786)
[1]	This information reflects the investment objective and strategy of the WisdomTree Dreyfus Euro Fund through October 18, 2011 and the investment objective of the WisdomTree Euro Debt Fund thereafter.

[2]	Consolidated.

[3]	Net of foreign withholding tax of $0, $4,605 and $0, respectively.

See Notes to Financial Statements.

40	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Changes in Net Assets

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Dreyfus Brazilian Real Fund		WisdomTree Dreyfus Chinese Yuan Fund		WisdomTree Dreyfus Commodity Currency Fund
	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Period September 24, 2010* through August 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(315,753)	$(852,492)	$(664,103)	$(2,168,242)	$(124,712)	$(366,344)

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(58,128,125)	42,351,889	6,052,416	14,243,599	(6,090,795)	8,628,872

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	9,726,861	(7,915,911)	(2,475,291)	13,348,444	1,810,867	1,444,773
Net increase (decrease) in net assets resulting from operations	(48,717,017)	33,583,486	2,913,022	25,423,801	(4,404,640)	9,707,301
DISTRIBUTIONS:

Capital gains	(25,195,148)	(16,220,400)	(10,040,030)	(3,656,016)	(9,617,534)	(88,540)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	4,304,592	358,230,546	30,814,048	265,526,716	2,764,711	174,831,215

Cost of shares redeemed	(317,256,710)	(115,517,184)	(178,769,863)	(305,689,719)	(34,151,031)	(103,890,372)
Net increase (decrease) in net assets resulting from capital share transactions	(312,952,118)	242,713,362	(147,955,815)	(40,163,003)	(31,386,320)	70,940,843
Net Increase (Decrease) in Net Assets	(386,864,283)	260,076,448	(155,082,823)	(18,395,218)	(45,408,494)	80,559,604
NET ASSETS:

Beginning of period	$481,253,155	$221,176,707	$567,882,541	$586,277,759	$80,559,704	$100

End of period	$94,388,872	$481,253,155	$412,799,718	$567,882,541	$35,151,210	$80,559,704
Accumulated net investment loss included in net assets at end of period	$(315,753)	$–	$(664,103)	$–	$(260,571)	$(135,859)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	16,600,000	8,000,000	22,000,000	23,600,000	2,900,004	4

Shares created	200,000	12,600,000	1,200,000	10,400,000	100,000	6,700,000

Shares redeemed	(12,400,000)	(4,000,000)	(7,000,000)	(12,000,000)	(1,400,004)	(3,800,000)
Shares outstanding, end of period	4,400,000	16,600,000	16,200,000	22,000,000	1,600,000	2,900,004
*	Commencement of operations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	41

Statements of Changes in Net Assets (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Dreyfus Emerging Currency Fund		WisdomTree Dreyfus Indian Rupee Fund		WisdomTree Dreyfus Japanese Yen Fund
	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(918,241)	$(1,934,945)	$(36,206)	$(81,203)	$(23,458)	$(27,292)

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(45,147,040)	41,098,858	(2,564,763)	2,691,129	(677,496)	715,109

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	27,017,231	(12,642,175)	1,148,512	(801,520)	(296,282)	(70,612)
Net increase (decrease) in net assets resulting from operations	(19,048,050)	26,521,738	(1,452,457)	1,808,406	(997,236)	617,205
DISTRIBUTIONS:

Capital gains	(18,712,971)	(11,076,912)	(2,624,184)	(229,344)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	29,628,762	398,353,827	2,584,038	8,027,082	13,499,820	6,791,822

Cost of shares redeemed	(230,101,840)	(165,494,219)	(7,080,979)	(8,088,109)	(13,274,276)	(6,227,458)
Net increase (decrease) in net assets resulting from capital share transactions	(200,473,078)	232,859,608	(4,496,941)	(61,027)	225,544	564,364
Net Increase (Decrease) in Net Assets	(238,234,099)	248,304,434	(8,573,582)	1,518,035	(771,692)	1,181,569
NET ASSETS:

Beginning of period	$585,410,568	$337,106,134	$24,104,380	$22,586,345	$13,636,700	$12,455,131

End of period	$347,176,469	$585,410,568	$15,530,798	$24,104,380	$12,865,008	$13,636,700
Accumulated net investment loss included in net assets at end of period	$(918,633)	$(392)	$(36,206)	$—	$(23,548)	$(90)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	25,600,000	15,400,000	900,000	900,000	400,000	400,000

Shares created	1,400,000	17,400,000	100,000	300,000	400,000	200,000

Shares redeemed	(10,700,000)	(7,200,000)	(300,000)	(300,000)	(400,000)	(200,000)
Shares outstanding, end of period	16,300,000	25,600,000	700,000	900,000	400,000	400,000

See Notes to Financial Statements.

42	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Dreyfus South African Rand Fund		WisdomTree Asia Local Debt Fund		WisdomTree Australia & New Zealand Debt Fund[1]
	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Period March 17, 2011* through August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$(13,749)	$(38,134)	$5,633,374	$4,319,964	$334,119	$(100,168)

Net realized gain (loss) on investments, forward foreign currency contracts and foreign currency related transactions	(1,150,956)	1,704,951	(9,106,334)	(365,129)	(2,143,438)	4,408,544

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	582,184	(310,302)	(16,016,841)	18,675,513	(255,335)	1,058,598
Net increase (decrease) in net assets resulting from operations	(582,521)	1,356,515	(19,489,801)	22,630,348	(2,064,654)	5,366,974
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	—	—	(4,052,991)	(3,228,984)	(449,747)	—

Capital gains	(525,792)	(1,542,484)	—	—	(3,657,564)	(1,497,168)
Total dividends and distributions	(525,792)	(1,542,484)	(4,052,991)	(3,228,984)	(4,107,311)	(1,497,168)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	2,910,120	43,464,264	640,684,820	6,708,047	38,170,101

Cost of shares redeemed	(2,350,903)	(5,843,568)	(260,849,971)	—	(19,260,400)	(7,215,851)
Net increase (decrease) in net assets resulting from capital share transactions	(2,350,903)	(2,933,448)	(217,385,707)	640,684,820	(12,552,353)	30,954,250
Net Increase (Decrease) in Net Assets	(3,459,216)	(3,119,417)	(240,928,499)	660,086,184	(18,724,318)	34,824,056
NET ASSETS:

Beginning of period	$8,561,047	$11,680,464	$660,086,284	$100	$52,613,989	$17,789,933

End of period	$5,101,831	$8,561,047	$419,157,785	$660,086,284	$33,889,671	$52,613,989
Accumulated net investment loss included in net assets at end of period	$(13,749)	$—	$—	$—	$—	$—
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$—	$—	$2,528,714	$948,331	$(115,628)	$—
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	300,000	400,000	12,400,002	2	2,000,000	800,000

Shares created	—	100,000	800,000	12,400,000	300,000	1,500,000

Shares redeemed	(100,000)	(200,000)	(5,200,002)	—	(800,000)	(300,000)
Shares outstanding, end of period	200,000	300,000	8,000,000	12,400,002	1,500,000	2,000,000
*	Commencement of operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	43

Statements of Changes in Net Assets (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Emerging Markets Local Debt Fund		WisdomTree Euro Debt Fund[1]		WisdomTree Global Real Return Fund[2]
	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Period July 14, 2011* through August 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$27,897,321	$32,150,780	$35,380	$20,598	$31,080	$4,589

Net realized gain (loss) on investments, forward foreign currency contracts, swap contracts, futures contracts and foreign currency related transactions	(25,025,529)	6,300,940	(226,817)	1,398,876	(159,454)	(34,106)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, swap contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	(32,319,019)	37,998,846	(45,375)	41,855	25,340	95,489
Net increase (decrease) in net assets resulting from operations	(29,447,227)	76,450,566	(236,812)	1,461,329	(103,034)	65,972
DIVIDENDS AND DISTRIBUTIONS:

Net investment income	(23,122,949)	(33,983,409)	(86,557)	—	(26,617)	—

Capital gains	(1,076,270)	—	—	—	(4,620)	—
Total dividends and distributions	(24,199,219)	(33,983,409)	(86,557)	—	(31,237)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	162,922,726	1,342,040,442	—	4,672,868	—	5,000,000

Cost of shares redeemed	(303,241,783)	(164,121,152)	—	(13,724,416)	(96)	—
Net increase (decrease) in net assets resulting from capital share transactions	(140,319,057)	1,177,919,290	—	(9,051,548)	(96)	5,000,000
Net Increase (Decrease) in Net Assets	(193,965,503)	1,220,386,447	(323,369)	(7,590,219)	(134,367)	5,065,972
NET ASSETS:

Beginning of period	$1,415,705,468	$195,319,021	$5,246,137	$12,836,356	$5,066,072	$100

End of period	$1,221,739,965	$1,415,705,468	$4,922,768	$5,246,137	$4,931,705	$5,066,072
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$10,130,958	$5,356,586	$(32,017)	$19,160	$9,240	$4,777
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	26,300,002	3,900,002	225,000	625,000	100,002	2

Shares created	3,100,000	25,500,000	—	200,000	—	100,000

Shares redeemed	(6,200,002)	(3,100,000)	—	(600,000)	(2)	—
Shares outstanding, end of period	23,200,000	26,300,002	225,000	225,000	100,000	100,002
*	Commencement of operations.

[1]	This information reflects the investment objective and strategy of the WisdomTree Dreyfus Euro Fund through October 18, 2011 and the investment objective of the WisdomTree Euro Debt Fund thereafter.

[2]	Consolidated.

See Notes to Financial Statements.

44	WisdomTree Currency, Fixed Income and Alternative Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

	WisdomTree Managed Futures Strategy Fund[1]
	For the Six Months Ended February 29, 2012 (unaudited)	For the Period January 5, 2011* through August 31, 2011
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment loss	$(1,150,076)	$(654,903)

Net realized loss on investments, forward foreign currency contracts, swap contracts, futures contracts and foreign currency related transactions	(20,141,213)	(8,494,043)

Net change in unrealized appreciation (depreciation) on investments, forward foreign currency contracts, swap contracts, futures contracts and translation of assets and liabilities denominated in foreign currencies	(7,981,497)	4,041,921
Net decrease in net assets resulting from operations	(29,272,786)	(5,107,025)
DISTRIBUTIONS:

Capital gains	(4,681,860)	–
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	93,121,527	234,659,486

Cost of shares redeemed	(40,656,634)	–
Net increase in net assets resulting from capital share transactions	52,464,893	234,659,486
Net Increase in Net Assets	18,510,247	229,552,461
NET ASSETS:

Beginning of period	$229,552,561	$100

End of period	$248,062,808	$229,552,561
Accumulated net investment loss included in net assets at end of period	$(1,150,076)	$–
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,600,002	2

Shares created	2,000,000	4,600,000

Shares redeemed	(900,002)	–
Shares outstanding, end of period	5,700,000	4,600,002
*	Commencement of operations.

[1]	Consolidated.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	45

Financial Highlights

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Brazilian Real Fund	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$28.99	$27.65	$24.47	$26.47	$25.19
Investment operations:
Net investment income (loss)[1]	(0.05)	(0.10)	(0.07)	0.04	0.15
Net realized and unrealized gain (loss)	(1.76)	4.68	3.53	(1.34)	1.13
Total from investment operations	(1.81)	4.58	3.46	(1.30)	1.28
Dividends and distributions to shareholders:
Net investment income	—	—	(0.02)	(0.17)	—
Capital gains	(5.73)	(3.24)	(0.26)	(0.53)	—
Total dividends and distributions to shareholders	(5.73)	(3.24)	(0.28)	(0.70)	—
Net asset value, end of period	$21.45	$28.99	$27.65	$24.47	$26.47

TOTAL RETURN[2]	(4.37)%	17.98%	14.24%	(3.92)%	5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$94,389	$481,253	$221,177	$112,573	$121,740
Ratios to average net assets of:
Net expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	(0.39)%[3]	(0.36)%	(0.28)%	0.19%	1.99%[3]
Portfolio turnover rate[4]	N/A5	0%	0%	0%	N/A5

WisdomTree Dreyfus Chinese Yuan Fund	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$25.81	$24.84	$25.31	$25.39	$24.87
Investment operations:
Net investment income (loss)[1]	(0.03)	(0.09)	(0.07)	0.08	0.14
Net realized and unrealized gain (loss)	0.25	1.21	(0.40)	0.32	0.38
Total from investment operations	0.22	1.12	(0.47)	0.40	0.52
Dividends and distributions to shareholders:
Net investment income	—	—	—	(0.48)	—
Capital gains	(0.55)	(0.15)	—	—	—
Total dividends and distributions to shareholders	(0.55)	(0.15)	—	(0.48)	—
Net asset value, end of period	$25.48	$25.81	$24.84	$25.31	$25.39

TOTAL RETURN[2]	0.88%	4.50%	(1.86)%	1.58%	2.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$412,800	$567,883	$586,278	$136,660	$284,393
Ratios to average net assets of:
Net expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	(0.27)%[3]	(0.34)%	(0.28)%	0.36%	2.04%[3]
Portfolio turnover rate[4]	N/A5	0%	8%	0%	N/A5
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

46	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Commodity Currency Fund	For the Six Months Ended February 29, 2012 (unaudited)	For the Period September 24, 2010* through August 31, 2011
Net asset value, beginning of period	$27.78	$25.10
Investment operations:
Net investment loss[1]	(0.06)	(0.13)
Net realized and unrealized gain (loss)	(0.69)	2.90
Total from investment operations	(0.75)	2.77
Distributions to shareholders:
Capital gains	(5.06)	(0.09)
Net asset value, end of period	$21.97	$27.78

TOTAL RETURN[2]	(1.07)%	11.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$35,151	$80,560
Ratios to average net assets of:
Net expenses	0.55%[3]	0.55%[3]
Net investment loss	(0.48)%[3]	(0.46)%[3]
Portfolio turnover rate[4]	N/A5	N/A5

WisdomTree Dreyfus Emerging Currency Fund	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Period May 6, 2009* through August 31, 2009
Net asset value, beginning of period	$22.87	$21.89	$21.22	$19.98
Investment operations:
Net investment loss[1]	(0.05)	(0.10)	(0.09)	(0.02)
Net realized and unrealized gain (loss)	(0.46)	1.92	0.94	1.26
Total from investment operations	(0.51)	1.82	0.85	1.24
Distributions to shareholders:
Capital gains	(1.06)	(0.84)	(0.18)	—
Net asset value, end of period	$21.30	$22.87	$21.89	$21.22

TOTAL RETURN[2]	(1.89)%	8.44%	4.01%	6.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$347,176	$585,411	$337,106	$38,200
Ratios to average net assets of:
Net expenses	0.55%[3]	0.55%	0.55%	0.55%[3]
Net investment loss	(0.47)%[3]	(0.46)%	(0.39)%	(0.33)%[3]
Portfolio turnover rate[4]	N/A5	0%	0%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	47

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus Indian Rupee Fund	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$26.78	$25.10	$23.79	$24.47	$24.69
Investment operations:
Net investment income (loss)[1]	(0.04)	(0.09)	(0.08)	0.02	0.15
Net realized and unrealized gain (loss)	(1.27)	2.06	1.39	(0.51)	(0.37)
Total from investment operations	(1.31)	1.97	1.31	(0.49)	(0.22)
Dividends and distributions to shareholders:
Net investment income	—	—	—	(0.19)	—
Capital gains	(3.28)	(0.29)	—	—	—
Total dividends and distributions to shareholders	(3.28)	(0.29)	—	(0.19)	—
Net asset value, end of period	$22.19	$26.78	$25.10	$23.79	$24.47

TOTAL RETURN[2]	(3.73)%	7.86%	5.51%	(1.97)%	(0.89)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,531	$24,104	$22,586	$11,893	$9,789
Ratios to average net assets of:
Net expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]
Net investment income (loss)	(0.38)%[3]	(0.34)%	(0.29)%	0.09%	1.93%[3]
Portfolio turnover rate[4]	N/A5	0%	0%	0%	N/A5

WisdomTree Dreyfus Japanese Yen Fund	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 21, 2008* through August 31, 2008
Net asset value, beginning of period	$34.09	$31.14	$28.26	$24.21	$25.45
Investment operations:
Net investment income (loss)[1]	(0.05)	(0.09)	(0.08)	0.00 [6]	0.01
Net realized and unrealized gain (loss)	(1.88)	3.04	2.96	4.12	(1.25)
Total from investment operations	(1.93)	2.95	2.88	4.12	(1.24)
Dividends to shareholders:
Net investment income	—	—	—	(0.07)	—
Net asset value, end of period	$32.16	$34.09	$31.14	$28.26	$24.21

TOTAL RETURN[2]	(5.66)%	9.47%	10.19%	17.01%	(4.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,865	$13,637	$12,455	$11,305	$19,368
Ratios to average net assets of:
Net expenses	0.35%[3]	0.35%	0.35%	0.35%	0.35%[3]
Net investment income (loss)	(0.29)%[3]	(0.28)%	(0.27)%	0.01%	0.20%[3]
Portfolio turnover rate[4]	N/A [5]	N/A [5]	N/A [5]	N/A [5]	N/A [5]
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

48	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dreyfus South African Rand Fund	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period June 25, 2008* through August 31, 2008
Net asset value, beginning of period	$28.54	$29.20	$26.73	$26.61	$25.35
Investment operations:
Net investment income (loss)[1]	(0.05)	(0.10)	(0.09)	0.02	0.09
Net realized and unrealized gain (loss)	(1.23)	3.30	3.36	1.72	1.17
Total from investment operations	(1.28)	3.20	3.27	1.74	1.26
Dividends and distributions to shareholders:
Net investment income	—	—	(0.00)[2]	(0.09)	—
Capital gains	(1.75)	(3.86)	(0.80)	(1.53)	—
Total dividends and distributions to shareholders	(1.75)	(3.86)	(0.80)	(1.62)	—
Net asset value, end of period	$25.51	$28.54	$29.20	$26.73	$26.61

TOTAL RETURN[3]	(3.75)%	11.00%	12.53%	8.44%	4.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$5,102	$8,561	$11,680	$5,345	$2,661
Ratios to average net assets of:
Net expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%[4]
Net investment income (loss)	(0.40)%[4]	(0.34)%	(0.31)%	0.07%	1.78%[4]
Portfolio turnover rate[5]	N/A6	0%	0%	0%	N/A6

WisdomTree Asia Local Debt Fund	For the Six Months Ended February 29, 2012 (unaudited)	For the Period March 17, 2011* through August 31, 2011
Net asset value, beginning of period	$53.23	$49.85
Investment operations:
Net investment income[1]	0.65	0.60
Net realized and unrealized gain (loss)	(1.06)	3.21
Total from investment operations	(0.41)	3.81
Dividends to shareholders:
Net investment income	(0.43)	(0.43)
Net asset value, end of period	$52.39	$53.23

TOTAL RETURN[3]	(0.73)%	7.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$419,158	$660,086
Ratios to average net assets of:
Net expenses	0.55%[4]	0.55%[4]
Net investment income	2.52%[4]	2.52%[4]
Portfolio turnover rate[5]	35%	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized.

[6]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	49

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Australia & New Zealand Debt Fund	For the Six Months Ended February 29, 2012[1] (unaudited)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period June 25, 2008* through August 31, 2008
Net asset value, beginning of period	$26.31	$22.24	$23.68	$23.53	$24.93
Investment operations:
Net investment income (loss)[2]	0.23	(0.08)	(0.07)	(0.02)	0.09
Net realized and unrealized gain (loss)	(0.54)	5.40	1.08	0.30	(1.49)
Total from investment operations	(0.31)	5.32	1.01	0.28	(1.40)
Dividends and distributions to shareholders:
Net investment income	(0.36)	—	—	(0.13)	—
Capital gains	(3.05)	(1.25)	(2.45)	—	—
Total dividends and distributions to shareholders	(3.41)	(1.25)	(2.45)	(0.13)	—
Net asset value, end of period	$22.59	$26.31	$22.24	$23.68	$23.53

TOTAL RETURN[3]	(0.50)%	24.85%	4.32%	1.30%	(5.62)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$33,890	$52,614	$17,790	$9,471	$2,353
Ratios to average net assets of:
Net expenses	0.45%[4]	0.45%	0.45%	0.45%	0.45%[4]
Net investment income (loss)	2.16%[4]	(0.35)%	(0.30)%	(0.11)%	1.96%[4]
Portfolio turnover rate[5]	1%	0%	0%	0%	N/A6

WisdomTree Emerging Markets Local Debt Fund	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Period August 9, 2010* through August 31, 2010
Net asset value, beginning of period	$53.83	$50.08	$50.23
Investment operations:
Net investment income[2]	1.22	2.40	0.10
Net realized and unrealized gain (loss)	(1.35)	3.79	(0.25)
Total from investment operations	(0.13)	6.19	(0.15)
Dividends and distributions to shareholders:
Net investment income	(0.99)	(2.44)	—
Capital gains	(0.05)	—	—
Total dividends and distributions to shareholders	(1.04)	(2.44)	—
Net asset value, end of period	$52.66	$53.83	$50.08

TOTAL RETURN[3]	(0.11)%	12.64%	(0.30)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,221,740	$1,415,705	$195,319
Ratios to average net assets of:
Net expenses	0.55%[4]	0.55%	0.55%[4]
Net investment income	4.84%[4]	4.65%	3.31%[4]
Portfolio turnover rate[5]	26%	30%	0%
*	Commencement of investment operations.

[1]

This information reflects the investment objective and strategy of the WisdomTree Dreyfus New Zealand Dollar Fund through October 24, 2011 and the investment objective of the WisdomTree Australia & New Zealand Debt Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized.

[6]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

50	WisdomTree Currency, Fixed Income and Alternative Funds

Financial Highlights (continued)

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Euro Debt Fund	For the Six Months Ended February 29, 2012[1] (unaudited)	For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period May 14, 2008* through August 31, 2008
Net asset value, beginning of period	$23.32	$20.54	$23.19	$24.07	$25.04
Investment operations:
Net investment income (loss)[2]	0.16	0.05	(0.01)	0.35	0.29
Net realized and unrealized gain (loss)	(1.22)	2.73	(2.64)	(0.63)	(1.26)
Total from investment operations	(1.06)	2.78	(2.65)	(0.28)	(0.97)
Dividends to shareholders:
Net investment income	(0.38)	—	—	(0.60)	—
Net asset value, end of period	$21.88	$23.32	$20.54	$23.19	$24.07

TOTAL RETURN[3]	(4.47)%	13.53%	(11.43)%	(1.13)%	(3.87)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,923	$5,246	$12,836	$9,857	$19,256
Ratios to average net assets of:
Net expenses	0.35%[4]	0.35%	0.35%	0.35%	0.35%[4]
Net investment income (loss)	1.46%[4]	0.21%	(0.03)%	1.61%	3.73%[4]
Portfolio turnover rate[5]	3%	N/A6	N/A6	N/A6	N/A6

WisdomTree Global Real Return Fund (consolidated)	For the Six Months Ended February 29, 2012 (unaudited)	For the Period July 14, 2011* through August 31, 2011
Net asset value, beginning of period	$50.66	$49.99
Investment operations:
Net investment income[2]	0.31	0.05
Net realized and unrealized gain (loss)	(1.33)	0.62
Total from investment operations	(1.02)	0.67
Dividends and distributions to shareholders:
Net investment income	(0.27)	—
Capital gains	(0.05)	—
Total dividends and distributions to shareholders	(0.32)	—
Net asset value, end of period	$49.32	$50.66

TOTAL RETURN[3]	(2.01)%	1.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$4,932	$5,066
Ratios to average net assets of:
Net expenses	0.60%[4]	0.60%[4]
Net investment income	1.30%[4]	0.68%[4]
Portfolio turnover rate[5]	1%	0%[7]
*	Commencement of investment operations.

[1]	This information reflects the investment objective and strategy of the WisdomTree Dreyfus Euro Fund through October 18, 2011 and the investment objective of the WisdomTree Euro Debt Fund thereafter.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized.

[6]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

WisdomTree Currency, Fixed Income and Alternative Funds	51

Financial Highlights (concluded)

WisdomTree Currency, Fixed Income and Alternative Funds

February 29, 2012

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Managed Futures Strategy Fund (consolidated)	For the Six Months Ended February 29, 2012 (unaudited)	For the Period January 5, 2011* through August 31, 2011
Net asset value, beginning of period	$49.90	$50.18
Investment operations:
Net investment loss[1]	(0.21)	(0.27)
Net realized and unrealized loss	(5.39)	(0.01)
Total from investment operations	(5.60)	(0.28)
Distributions to shareholders:
Capital gains	(0.78)	—
Net asset value, end of period	$43.52	$49.90

TOTAL RETURN[2]	(11.29)%	(0.56)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$248,063	$229,553
Ratios to average net assets of:
Net expenses	0.95%[3]	0.95%[3]
Net investment loss	(0.93)%[3]	(0.91)%[3]
Portfolio turnover rate[4]	N/A5	0%
*	Commencement of investment operations.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]	Portfolio turnover rate is not annualized.

[5]	The Fund invested in short-term securities with maturities less than or equal to 365 days. SEC rules exclude such securities from portfolio turnover calculations.

See Notes to Financial Statements.

52	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of February 29, 2012, the Trust offered 47 investment funds (each a “Fund”, collectively the “Funds”). These notes relate only to Funds listed in the table below.

Fund Name	Commencement of Operations
WisdomTree Dreyfus Brazilian Real Fund (“Brazilian Real Fund”)	May 14, 2008
WisdomTree Dreyfus Chinese Yuan Fund (“Chinese Yuan Fund”)	May 14, 2008
WisdomTree Dreyfus Commodity Currency Fund (“Commodity Currency Fund”)	September 24, 2010
WisdomTree Dreyfus Emerging Currency Fund (“Emerging Currency Fund”)	May 6, 2009
WisdomTree Dreyfus Indian Rupee Fund (“Indian Rupee Fund”)	May 14, 2008
WisdomTree Dreyfus Japanese Yen Fund (Japanese Yen Fund”)	May 21, 2008
WisdomTree Dreyfus South African Rand Fund (“South African Rand Fund”)	June 25, 2008
WisdomTree Asia Local Debt Fund (“Asia Local Debt Fund”)	March 17, 2011
WisdomTree Australia & New Zealand Debt Fund (“Australia & New Zealand Debt Fund”)	June 25, 2008
WisdomTree Emerging Markets Local Debt Fund (“Emerging Markets Local Debt Fund”)	August 9, 2010
WisdomTree Euro Debt Fund (“Euro Debt Fund”)	May 14, 2008
WisdomTree Global Real Return Fund (“Global Real Return Fund”) (consolidated)	May 14, 2008
WisdomTree Managed Futures Strategy Fund (“Managed Futures Strategy Fund”) (consolidated)	January 5, 2011

CONSOLIDATION OF SUBSIDIARIES

The financial statements of the Managed Futures Strategy Fund and Global Real Return Fund are consolidated and each includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (each, a “Subsidiary,” together, the “Subsidiaries”). For the Managed Futures Strategy Fund and Global Real Return Fund, the accompanying financial statements reflect the financial position and results of operations of each Fund on a consolidated basis with its respective Subsidiary. All intercompany accounts and transactions have been eliminated in consolidation. Each Fund seeks to gain exposure to commodity markets, in whole or in part, through investments in its Subsidiary. Each Fund’s investment in its Subsidiary may not exceed 25% of the Fund’s total assets at the end of each fiscal quarter.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote. Therefore, no liabilities have been recorded in connection with these indemnifications.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating a Fund’s NAV, Fund investments are valued under policies approved by the Board of Trustees. Fixed income securities generally are valued at current market quotations or mean prices obtained from dealers or independent pricing services. Dealers or independent pricing services, in determining the value of securities may consider such factors as recent transactions, indications from dealers, yields and prices on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at the settlement price on the

WisdomTree Currency, Fixed Income and Alternative Funds	53

Notes to Financial Statements (unaudited) (continued)

primary exchange on which they trade. Swaps are generally valued on the basis of broker dealer quotations or independent pricing services. Short-term debt securities with remaining maturities of 60 days or less generally are valued on the basis of amortized cost which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

Forward foreign currency contracts generally are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time for Europe and the Americas, and Tullett Prebon closing spot and forward rates as of 2:00 p.m. Singapore time for Asia. In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments will be valued at “fair value” in accordance with the Fund’s pricing policy and procedures approved by the Board of Trustees. For these purposes, a price based on amortized cost is considered a market valuation. In addition, securities may be valued using “fair value” pricing and may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV calculation time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities. Each Fund may invest in money market funds which are valued at such money market fund’s net asset value per share.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classifications of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments are as follows:

Fixed income securities are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the value hierarchy. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as foreign currency contracts or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use

54	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of February 29, 2012 in valuing each Fund’s assets carried at fair value:

Brazilian Real Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$499,598	$—
Repurchase Agreement	—	24,806,639	—
U.S. Government Obligations	—	64,448,916	—
Total	—	89,755,153	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,904,406	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(237,636)	—
Total - Net	$—	$94,421,923	$—

Chinese Yuan Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$2,080,774	$—
Repurchase Agreement	—	76,827,807	—
Time Deposits	—	66,036,688	—
U.S. Government Obligations	—	248,910,769	—
Total	—	393,856,038	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	3,746,392	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(105,978)	—
Total - Net	$—	$397,496,452	$—

Commodity Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$21,370	$—
Repurchase Agreement	—	839,886	—
U.S. Government Obligations	—	31,049,650	—
Total	—	31,910,906	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	4,629,213	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(1,373,561)	—
Total - Net	$—	$35,166,558	$—

Emerging Currency Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$1,750,148	$—
Repurchase Agreement	—	95,078,244	—
U.S. Government Obligations	—	244,793,695	—
Total	—	341,622,087	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	15,127,841	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(957,825)	—
Total - Net	$—	$355,792,103	$—

WisdomTree Currency, Fixed Income and Alternative Funds	55

Notes to Financial Statements (unaudited) (continued)

Indian Rupee Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$86,651	$—
Repurchase Agreement	—	4,214,095	—
U.S. Government Obligations	—	12,349,752	—
Total	—	16,650,498	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	235,682	—
Total - Net	$—	$16,886,180	$—

Japanese Yen Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$3,211,696	$—
Repurchase Agreement	—	3,163,115	—
Time Deposits	—	12,454,971	—
Total	$—	$18,829,782	$—

South African Rand Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$32,117	$—
Repurchase Agreement	—	681,443	—
U.S. Government Obligations	—	4,139,942	—
Total	—	4,853,502	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	250,106	—
Total - Net	$—	$5,103,608	$—

Asia Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$306,511,161	$—
Money Market Fund	—	13,763,756	—
Repurchase Agreement	—	42,476,200	—
Supranational Bonds	—	52,811,986	3,869,633
Total	—	415,563,103	3,869,633
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,995,987	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(2,797)	—
Total - Net	$—	$417,556,293	$3,869,633

Australia & New Zealand Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$23,917,969	$—
Money Market Fund	—	12,752	—
Supranational Bonds	—	9,422,736	—
Total	—	33,353,457	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	10,860	—
Total - Net	$—	$33,364,317	$—

56	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Emerging Markets Local Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$980,055,203	$—
Money Market Fund	—	71,658,071	—
Repurchase Agreement	—	21,015,865	—
Supranational Bonds	—	174,543,064	—
U.S. Government Obligation	—	499,996	—
Total	—	1,247,772,199	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	1,976,131	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	(16,497)	—
Total - Net	$—	$1,249,731,833	$—

Euro Debt Fund	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Agencies & Obligations	$—	$3,572,438	$—
Supranational Bonds	—	1,164,731	—
Total	$—	$4,737,169	$—

Global Real Return Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Foreign Government Obligations	$—	$1,762,694	$—
Money Market Fund	—	667,242	—
Supranational Bond	—	207,843	—
U.S. Government Obligations	—	2,122,977	—
Total	—	4,760,756	—
Unrealized Appreciation on Swap Contracts	—	5,029	—
Unrealized Depreciation on Swap Contracts	—	(10,117)	—
Unrealized Depreciation on Futures Contracts*	(1,174)	—	—
Total - Net	$(1,174)	$4,755,668	$—

Managed Futures Strategy Fund (consolidated)	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$32,177,045	$—
U.S. Government Obligations	—	212,504,909	—
Total	—	244,681,954	—
Unrealized Appreciation on Foreign Currency Contracts	—	1,829,007	—
Unrealized Depreciation on Foreign Currency Contracts	—	(4,802,225)	—
Unrealized Depreciation on Swap Contracts	—	(794,583)	—
Unrealized Appreciation on Futures Contracts*	197,480	—	—
Unrealized Depreciation on Futures Contracts*	(370,101)	—	—
Total - Net	$(172,621)	$240,914,153	$—
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

WisdomTree Currency, Fixed Income and Alternative Funds	57

Notes to Financial Statements (unaudited) (continued)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. All transfers in or out of Level 3 are done using the beginning of period method. For the period ended February 29, 2012, there were no transfers in or out of Level 3.

Asia Local Debt Fund	Supranational Bonds
Balance as of September 1, 2011	$12,365,842
Premium/discount amortization (accretion)	7,658
Realized gain (loss)	(372,606)
Change in unrealized appreciation (depreciation)*	(716,639)
Sales	(7,414,622)
Transfers in and/or out of Level 3	—
Balance as of February 29, 2012	$3,869,633

* Net change in unrealized appreciation/depreciation from investments still held as of February 29, 2012 is $ (363,163).

Emerging Markets Local Debt Fund	Supranational Bonds
Balance as of September 1, 2011	$2,241,272
Premium/discount amortization (accretion)	13,955
Realized gain (loss)	(132,138)
Change in unrealized appreciation (depreciation)	(67,999)
Sales	(2,055,090)
Transfers in and/or out of Level 3	—
Balance as of February 29, 2012	$—

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements, as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. ASU 2010-06 will also require information on purchases and sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009, except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management has implemented the applicable portion of ASU 2010-06 for the six months ended February 29, 2012 and the impact of such adoption is limited to additional disclosure in the fair value measurement footnote. No significant transfers between Level 1 or Level 2 fair value measurements occurred during the period end February 29, 2012.

Derivative and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically forward foreign currency contracts, swaps contracts and futures contracts for the six months ended February 29, 2012 which are detailed in the tables herein. The Funds’ derivative agreements contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV or net assets over a specified time period. If an event occurred that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivative agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund.

The Funds listed below have invested in derivatives, specifically forward foreign currency contracts, swap contracts and futures contracts for the six months ended February 29, 2012, which are detailed in the tables herein. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a derivative contract might default on its obligations. The effect of such derivative instruments on each Fund’s financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the summary below.

58	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Brazilian Real Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$4,904,406	Unrealized depreciation on forward foreign currency contracts	$237,636
Chinese Yuan Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,746,392	Unrealized depreciation on forward foreign currency contracts	105,978
Commodity Currency Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	4,629,213	Unrealized depreciation on forward foreign currency contracts	1,373,561
Emerging Currency Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	15,127,841	Unrealized depreciation on forward foreign currency contracts	957,825
Indian Rupee Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	235,682	Unrealized depreciation on forward foreign currency contracts	—
South African Rand Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	250,106	Unrealized depreciation on forward foreign currency contracts	—
Asia Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,995,987	Unrealized depreciation on forward foreign currency contracts	2,797
Australia & New Zealand Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	10,860	Unrealized depreciation on forward foreign currency contracts	—
Emerging Markets Local Debt Fund
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,976,131	Unrealized depreciation on forward foreign currency contracts	16,497
Global Real Return Fund (consolidated)
Commodity contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	10,117
	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	1,174
Interest rate contracts	Unrealized appreciation on swap contracts	5,029	Unrealized depreciation on swap contracts	—
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,829,007	Unrealized depreciation on forward foreign currency contracts	4,802,225
	Unrealized appreciation on futures contracts*	55,321	Unrealized depreciation on futures contracts*	1,416
Commodity contracts	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	794,583
	Unrealized appreciation on futures contracts*	142,159	Unrealized depreciation on futures contracts*	70,589
Interest rate contracts	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	298,096

* Includes cumulative appreciation (depreciation) of futures contracts as reported in the futures table. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

WisdomTree Currency, Fixed Income and Alternative Funds	59

Notes to Financial Statements (unaudited) (continued)

Derivatives not designated as hedging instruments, carried at fair value	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Brazilian Real Fund
Foreign exchange contracts	$(58,158,482)	$9,775,576
Chinese Yuan Fund
Foreign exchange contracts	4,982,725	(2,198,799)
Commodity Currency Fund
Foreign exchange contracts	(6,090,799)	1,821,967
Emerging Currency Fund
Foreign exchange contracts	(45,191,476)	27,139,718
Indian Rupee Fund
Foreign exchange contracts	(2,564,840)	1,152,545
South African Rand Fund
Foreign exchange contracts	(1,150,946)	583,071
Asia Local Debt Fund
Foreign exchange contracts	(1,271,133)	1,698,472
Australia & New Zealand Debt Fund
Foreign exchange contracts	(1,457,890)	(1,554,505)
Emerging Markets Local Debt Fund
Foreign exchange contracts	(1,604,045)	1,131,771
Global Real Return Fund (consolidated)
Foreign exchange contracts	(987)	—
Commodity contracts	(163,061)	(17,960)
Interest rate contracts	(468)	(1,967)
Managed Futures Strategy Fund (consolidated)
Foreign exchange contracts	(7,537,768)	(4,851,644)
Commodity contracts	(16,664,908)	(680,406)
Interest rate contracts	4,061,914	(2,448,313)

[1]	Realized gains (losses) on derivatives are located on the Statement of Operations as follows:

Foreign exchange contracts	Net realized gain (loss) from forward foreign currency contracts, foreign currency related transactions and futures contracts
Commodity contracts	Net realized gain (loss) from futures contracts and swap contracts
Interest rate contracts	Net realized gain (loss) from futures contracts and swap contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statement of Operations as follows:

Foreign exchange contracts	Net change in unrealized appreciation (depreciation) from forward foreign currency contracts, foreign currency related transactions and futures contracts
Commodity contracts	Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts
Interest rate contracts	Net change in unrealized appreciation (depreciation) from futures contracts and swap contracts

60	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Derivatives outstanding throughout the six months ended February 29, 2012 are as follows:

	Average Notional			Average Market Value
Fund	Forward foreign currency contracts (to deliver)	Forward foreign currency contracts (to receive)	Swap contracts	Futures contracts (long)	Futures contracts (short)
Brazilian Real Fund
Forward exchange contracts	$291,658,676	$115,809,041	—	—	—
Chinese Yuan Fund
Forward exchange contracts	610,974,512	202,365,526	—	—	—
Commodity Currency Fund
Forward exchange contracts	82,285,722	29,663,751	—	—	—
Emerging Currency Fund
Forward exchange contracts	615,882,225	202,654,292	—	—	—
Indian Rupee Fund
Forward exchange contracts	23,001,613	2,860,139	—	—	—
South African Rand Fund
Forward exchange contracts	8,765,546	1,596,114	—	—	—
Asia Local Debt Fund
Forward exchange contracts	74,195,868	29,166,197	—	—	—
Australia & New Zealand Debt Fund
Forward exchange contracts	13,372,771	342,902	—	—	—
Emerging Markets Local Debt Fund
Forward exchange contracts	67,066,022	39,290,579	—	—	—
Global Real Return Fund (consolidated)
Interest rate contracts	—	—	$220,000	—	—
Commodity contracts	—	—	1,261,108	$170,686	—
Managed Futures Strategy Fund (consolidated)
Commodity contracts	—	—	71,192,637	12,714,799	$20,114,797
Forward exchange contracts	49,622,740	43,729,111	—	29,268,894	36,800,862
Interest rate contracts	—	—	—	43,216,040	—

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Interest income including amortization of premiums and discounts is accrued daily.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains and losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — WisdomTree Asset Management, Inc. (“WTAM”), the Funds’ investment adviser, has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $69,798 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended February 29, 2012. The Subsidiaries do not pay service fees. Expenses in excess of 0.0044% were paid by WTAM.

WisdomTree Currency, Fixed Income and Alternative Funds	61

Notes to Financial Statements (unaudited) (continued)

Repurchase Agreements — Each Fund’s custodian or a third party custodian under tri-party repurchase agreements may take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued on a daily basis at fair value to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligations. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Forward Foreign Currency Contracts — A forward foreign currency contract (“Forward Contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward contracts by the Funds. Realized gains and losses on forward contracts include net gains or losses recognized by the Funds on contracts which have matured. Each Fund may enter into forward contracts to manage its foreign currency exposure or to facilitate settlement of foreign currency denominated portfolio transactions. A Fund may invest in both forward currency contracts and U.S. dollar denominated money market securities in an attempt to create a “synthetic” investment in a foreign currency denominated instrument.

The following forward contracts were open at February 29, 2012:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
Brazilian Real Fund	3/02/12	BRL	34,246,194	USD	20,050,465	$103,937
	3/02/12	BRL	34,246,194	USD	20,073,971	127,443
	3/02/12	USD	18,153,297	BRL	34,246,194	1,793,231
	3/02/12	USD	18,143,679	BRL	34,246,194	1,802,849
	4/03/12	USD	24,615,149	BRL	43,485,123	523,122
	4/03/12	USD	24,602,616	BRL	43,485,124	535,655
	4/03/12	USD	4,274,644	BRL	7,425,869	18,169
	5/03/12	USD	20,075,327	BRL	34,734,330	(130,407)
	5/03/12	USD	20,052,148	BRL	34,734,331	(107,229)
						$4,666,770
Chinese Yuan Fund	3/02/12	USD	27,395,783	CNY	175,675,459	$519,243
	4/25/12	CNY	56,963	USD	8,899	(155)
	4/25/12	CNY	56,963	USD	8,900	(154)
	4/25/12	CNY	376,105	USD	58,725	(1,057)
	4/25/12	CNY	450,431	USD	70,199	(1,397)
	4/25/12	CNY	495,552	USD	77,466	(1,302)
	4/25/12	CNY	509,187	USD	79,239	(1,697)
	4/25/12	CNY	569,356	USD	89,101	(1,398)
	4/25/12	CNY	623,222	USD	97,227	(1,835)
	4/25/12	CNY	773,823	USD	120,699	(2,301)
	4/25/12	CNY	957,914	USD	151,079	(1,182)
	4/25/12	CNY	1,104,179	USD	174,767	(742)
	4/25/12	CNY	1,652,398	USD	257,123	(5,527)
	4/25/12	CNY	2,049,826	USD	320,962	(4,858)
	4/25/12	CNY	97,723,211	USD	15,487,038	(46,089)
	4/25/12	USD	14,572	CNY	92,430	119
	4/25/12	USD	19,957	CNY	127,765	351
	4/25/12	USD	27,880	CNY	178,365	471
	4/25/12	USD	29,320	CNY	187,309	453
	4/25/12	USD	40,558	CNY	260,171	796

62	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/25/12	USD	89,901	CNY	570,869	$839
	4/25/12	USD	101,319	CNY	640,642	511
	4/25/12	USD	2,580,577	CNY	16,418,919	29,214
	4/25/12	USD	5,126,127	CNY	32,502,207	40,106
	4/25/12	USD	5,147,099	CNY	32,519,374	21,863
	4/25/12	USD	5,129,376	CNY	32,534,605	42,007
	4/25/12	USD	5,096,540	CNY	32,640,793	91,721
	4/25/12	USD	10,206,291	CNY	65,289,641	171,513
	4/25/12	USD	12,852,111	CNY	82,124,992	201,675
	4/25/12	USD	15,433,331	CNY	97,584,949	77,819
	4/25/12	USD	15,309,436	CNY	97,934,462	257,269
	4/25/12	USD	20,412,581	CNY	130,579,283	343,026
	4/25/12	USD	25,643,291	CNY	162,834,896	239,353
	4/25/12	USD	25,515,727	CNY	163,224,104	428,782
	5/25/12	USD	33,038,319	CNY	207,844,064	17,279
	1/11/13	CNH	16,130,255	USD	2,541,398	(5,031)
	1/11/13	CNH	16,125,140	USD	2,542,395	(3,227)
	1/11/13	CNH	16,135,718	USD	2,542,660	(4,632)
	1/11/13	CNH	16,135,718	USD	2,542,660	(4,632)
	1/11/13	CNH	16,145,223	USD	2,545,160	(3,632)
	1/11/13	CNH	16,172,576	USD	2,545,660	(7,451)
	1/11/13	CNH	32,345,601	USD	5,098,613	(7,679)
	1/11/13	USD	155,101,143	CNH	990,475,901	1,261,982
						$3,640,414
Commodity Currency Fund	3/02/12	AUD	256,844	USD	274,934	$(2,574)
	3/02/12	AUD	257,434	USD	272,695	(5,450)
	3/02/12	AUD	257,489	USD	277,576	(628)
	3/02/12	AUD	322,044	USD	322,004	(25,949)
	3/02/12	AUD	1,223,562	USD	1,223,136	(98,862)
	3/02/12	AUD	4,127,274	USD	4,426,708	(32,607)
	3/02/12	BRL	466,994	USD	270,643	(1,356)
	3/02/12	BRL	467,230	USD	264,900	(7,236)
	3/02/12	BRL	467,861	USD	273,995	1,492
	3/02/12	BRL	7,574,861	USD	4,440,130	28,189
	3/02/12	CAD	265,828	USD	264,885	(5,005)
	3/02/12	CAD	266,186	USD	267,292	(2,962)
	3/02/12	CAD	266,388	USD	266,751	(3,707)
	3/02/12	CAD	327,997	USD	319,522	(13,487)
	3/02/12	CAD	1,247,558	USD	1,211,174	(55,446)
	3/02/12	CAD	4,175,045	USD	4,174,168	(64,671)
	3/02/12	CLP	130,707,093	USD	271,853	(1,650)
	3/02/12	CLP	131,783,601	USD	267,282	(8,473)
	3/02/12	CLP	131,831,132	USD	275,394	(461)
	3/02/12	CLP	163,871,044	USD	315,258	(27,640)
	3/02/12	CLP	622,935,516	USD	1,181,592	(121,893)
	3/02/12	CLP	2,095,320,461	USD	4,360,709	(23,724)
	3/02/12	NOK	1,461,873	USD	249,252	(13,782)
	3/02/12	NOK	1,463,599	USD	254,221	(9,122)
	3/02/12	NOK	1,479,978	USD	265,476	(814)
	3/02/12	NOK	1,838,447	USD	314,647	(16,143)
	3/02/12	NOK	6,987,900	USD	1,176,097	(81,228)

WisdomTree Currency, Fixed Income and Alternative Funds	63

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	3/02/12	NOK	23,494,389	USD	4,196,401	$(30,919)
	3/02/12	NZD	339,397	USD	283,519	(2,661)
	3/02/12	NZD	339,585	USD	280,090	(6,248)
	3/02/12	NZD	339,885	USD	283,790	(2,801)
	3/02/12	NZD	424,289	USD	322,534	(35,226)
	3/02/12	NZD	1,612,733	USD	1,231,322	(128,535)
	3/02/12	NZD	5,425,008	USD	4,541,491	(32,876)
	3/02/12	RUB	7,900,674	USD	270,998	566
	3/02/12	RUB	7,918,292	USD	265,447	(5,588)
	3/02/12	RUB	7,926,238	USD	260,729	(10,578)
	3/02/12	RUB	9,904,064	USD	309,019	(29,987)
	3/02/12	RUB	37,590,580	USD	1,171,411	(115,276)
	3/02/12	RUB	127,243,156	USD	4,386,183	30,779
	3/02/12	USD	6,336,377	AUD	6,444,647	626,744
	3/02/12	USD	5,107,212	BRL	8,976,946	121,366
	3/02/12	USD	6,337,335	CAD	6,549,002	311,736
	3/02/12	USD	6,211,277	CLP	3,276,448,847	644,652
	3/02/12	USD	6,223,301	NOK	36,726,186	384,803
	3/02/12	USD	6,370,426	NZD	8,480,897	780,668
	3/02/12	USD	6,243,076	RUB	198,483,004	550,797
	3/02/12	USD	6,279,713	ZAR	53,327,323	878,125
	3/02/12	ZAR	2,091,188	USD	275,301	(5,388)
	3/02/12	ZAR	2,091,478	USD	276,222	(4,506)
	3/02/12	ZAR	2,092,649	USD	267,136	(13,749)
	3/02/12	ZAR	2,663,620	USD	318,948	(38,575)
	3/02/12	ZAR	10,118,757	USD	1,213,331	(144,855)
	3/02/12	ZAR	34,269,631	USD	4,516,472	(83,355)
	4/03/12	USD	4,333,571	BRL	7,450,275	(26,649)
	6/04/12	USD	4,362,972	AUD	4,111,667	32,445
	6/04/12	USD	4,323,872	CAD	4,333,860	66,868
	6/04/12	USD	4,359,148	CLP	2,116,802,370	24,373
	6/04/12	USD	4,372,712	NOK	24,579,016	32,263
	6/04/12	USD	4,429,094	RUB	130,129,878	(30,919)
	6/04/12	USD	4,399,022	ZAR	33,840,357	81,957
	6/05/12	USD	4,365,970	NZD	5,249,201	31,390
						$3,255,652
Emerging Currency Fund	3/02/12	BRL	301,838	USD	175,743	$(61)
	3/02/12	BRL	303,084	USD	171,588	(4,942)
	3/02/12	BRL	303,216	USD	170,270	(6,337)
	3/02/12	BRL	604,621	USD	348,736	(3,423)
	3/02/12	BRL	605,152	USD	354,460	1,992
	3/02/12	BRL	908,275	USD	514,808	(14,213)
	3/02/12	BRL	50,054,393	USD	29,340,207	186,271
	3/02/12	USD	175,325	BRL	302,619	934
	3/02/12	USD	341,679	BRL	606,514	11,582
	3/02/12	USD	29,267,052	BRL	52,171,446	1,119,952
	4/03/12	BRL	609,759	USD	355,752	3,257
	4/03/12	USD	29,348,596	BRL	50,456,107	(180,476)
	4/26/12	CLP	84,838,997	USD	170,788	(5,616)
	4/26/12	CLP	84,934,876	USD	171,950	(4,653)
	4/26/12	CLP	85,054,368	USD	173,935	(2,917)

64	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/26/12	CLP	169,559,295	USD	350,655	$(1,907)
	4/26/12	CLP	169,497,833	USD	352,643	209
	4/26/12	CLP	170,143,500	USD	352,995	(782)
	4/26/12	CLP	254,789,821	USD	514,363	(15,417)
	4/26/12	CNH	1,070,563	USD	169,353	(504)
	4/26/12	CNH	1,072,442	USD	169,784	(371)
	4/26/12	CNH	1,075,847	USD	170,377	(318)
	4/26/12	CNH	2,148,450	USD	340,375	(501)
	4/26/12	CNH	2,162,083	USD	342,547	(492)
	4/26/12	CNH	2,161,556	USD	342,588	(368)
	4/26/12	CNH	3,217,993	USD	509,257	(1,315)
	4/26/12	IDR	1,548,273,939	USD	169,767	1,146
	4/26/12	IDR	1,538,432,765	USD	170,087	2,537
	4/26/12	IDR	1,553,403,252	USD	172,027	2,847
	4/26/12	IDR	3,127,649,114	USD	336,980	(3,649)
	4/26/12	IDR	3,095,816,238	USD	340,013	2,851
	4/26/12	IDR	3,137,720,234	USD	340,132	(1,594)
	4/26/12	IDR	4,643,731,148	USD	512,836	7,092
	4/26/12	INR	8,780,063	USD	170,536	(6,298)
	4/26/12	INR	8,764,359	USD	173,431	(3,086)
	4/26/12	INR	8,710,616	USD	174,387	(1,049)
	4/26/12	INR	17,460,166	USD	345,746	(5,910)
	4/26/12	INR	17,467,839	USD	350,649	(1,161)
	4/26/12	INR	17,510,245	USD	351,259	(1,405)
	4/26/12	INR	26,272,998	USD	518,410	(10,740)
	4/26/12	KRW	194,703,323	USD	170,598	(2,735)
	4/26/12	KRW	195,114,111	USD	172,058	(1,640)
	4/26/12	KRW	195,370,190	USD	172,772	(1,155)
	4/26/12	KRW	391,376,556	USD	345,251	(3,169)
	4/26/12	KRW	390,708,576	USD	345,913	(1,912)
	4/26/12	KRW	391,325,938	USD	346,551	(1,823)
	4/26/12	KRW	585,480,771	USD	518,125	(3,094)
	4/26/12	MXN	2,277,522	USD	170,802	(6,442)
	4/26/12	MXN	2,280,681	USD	173,793	(3,697)
	4/26/12	MXN	2,282,411	USD	177,535	(90)
	4/26/12	MXN	4,561,434	USD	352,380	(2,605)
	4/26/12	MXN	4,559,987	USD	353,256	(1,617)
	4/26/12	MXN	4,563,505	USD	355,138	(9)
	4/26/12	MXN	6,841,971	USD	522,565	(9,899)
	4/26/12	MYR	531,285	USD	170,284	(6,353)
	4/26/12	MYR	532,079	USD	173,655	(3,246)
	4/26/12	MYR	533,480	USD	174,340	(3,027)
	4/26/12	MYR	1,060,505	USD	349,956	(2,632)
	4/26/12	MYR	1,060,628	USD	350,969	(1,659)
	4/26/12	MYR	1,065,909	USD	351,437	(2,947)
	4/26/12	MYR	1,596,889	USD	521,433	(9,486)
	4/26/12	PLN	580,316	USD	172,114	(15,540)
	4/26/12	PLN	581,157	USD	177,488	(10,438)
	4/26/12	PLN	581,142	USD	181,627	(6,294)
	4/26/12	PLN	1,162,533	USD	361,265	(14,658)
	4/26/12	PLN	1,156,460	USD	369,328	(4,631)

WisdomTree Currency, Fixed Income and Alternative Funds	65

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/26/12	PLN	1,155,992	USD	372,534	$(1,274)
	4/26/12	PLN	1,743,439	USD	535,380	(28,388)
	4/26/12	RUB	5,418,836	USD	170,608	(13,551)
	4/26/12	RUB	5,420,576	USD	175,993	(8,225)
	4/26/12	RUB	5,411,564	USD	179,132	(4,780)
	4/26/12	RUB	10,824,882	USD	356,492	(11,390)
	4/26/12	RUB	10,784,405	USD	368,304	1,798
	4/26/12	RUB	10,788,567	USD	368,651	2,003
	4/26/12	RUB	16,262,130	USD	530,769	(21,897)
	4/26/12	TRY	318,499	USD	169,970	(10,397)
	4/26/12	TRY	317,561	USD	174,307	(5,529)
	4/26/12	TRY	316,767	USD	177,806	(1,580)
	4/26/12	TRY	631,301	USD	352,567	(4,941)
	4/26/12	TRY	634,743	USD	353,440	(6,017)
	4/26/12	TRY	631,165	USD	354,358	(3,073)
	4/26/12	TRY	952,206	USD	527,231	(12,007)
	4/26/12	USD	175,369	CLP	85,010,071	1,391
	4/26/12	USD	341,886	CLP	169,934,640	11,456
	4/26/12	USD	29,285,071	CLP	14,592,750,877	1,057,388
	4/26/12	USD	170,167	CNH	1,074,091	250
	4/26/12	USD	340,492	CNH	2,145,102	(147)
	4/26/12	USD	29,195,524	CNH	184,194,560	29,047
	4/26/12	USD	172,324	IDR	1,549,190,178	(3,603)
	4/26/12	USD	342,044	IDR	3,081,819,220	(6,407)
	4/26/12	USD	29,685,869	IDR	269,547,687,791	(329,700)
	4/26/12	USD	29,358,917	INR	1,506,993,193	992,580
	4/26/12	USD	176,836	INR	8,739,228	(824)
	4/26/12	USD	343,728	INR	17,557,602	9,890
	4/26/12	USD	173,230	KRW	195,195,250	541
	4/26/12	USD	344,528	KRW	390,178,072	2,824
	4/26/12	USD	29,291,831	KRW	33,488,178,898	520,719
	4/26/12	USD	179,104	MXN	2,280,468	(1,631)
	4/26/12	USD	344,160	MXN	4,562,305	10,893
	4/26/12	USD	29,368,636	MXN	391,782,005	1,121,097
	4/26/12	USD	176,305	MYR	532,265	658
	4/26/12	USD	341,561	MYR	1,054,739	9,110
	4/26/12	USD	29,330,172	MYR	91,384,017	1,052,386
	4/26/12	USD	180,701	PLN	580,982	7,168
	4/26/12	USD	348,114	PLN	1,162,562	27,818
	4/26/12	USD	29,546,415	PLN	99,807,791	2,727,986
	4/26/12	USD	177,776	RUB	5,409,498	6,065
	4/26/12	USD	348,961	RUB	10,848,663	19,730
	4/26/12	USD	29,279,476	RUB	931,672,918	2,383,303
	4/26/12	USD	176,952	TRY	317,416	2,802
	4/26/12	USD	341,279	TRY	637,492	19,735
	4/26/12	USD	29,384,866	TRY	54,789,551	1,642,678
	4/26/12	USD	180,025	ZAR	1,377,624	3,421
	4/26/12	USD	338,678	ZAR	2,760,529	28,917
	4/26/12	USD	29,480,503	ZAR	237,111,982	2,093,517
	4/26/12	ZAR	1,378,215	USD	170,919	(12,605)
	4/26/12	ZAR	1,378,817	USD	173,163	(10,442)

66	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	4/26/12	ZAR	1,376,461	USD	176,266	$(7,025)
	4/26/12	ZAR	2,755,315	USD	352,536	(14,364)
	4/26/12	ZAR	2,746,384	USD	358,989	(6,721)
	4/26/12	ZAR	2,745,079	USD	361,561	(3,976)
	4/26/12	ZAR	4,136,214	USD	523,754	(27,028)
						$14,170,016
Indian Rupee Fund	5/04/12	USD	5,216,884	INR	263,400,478	$78,803
	5/04/12	USD	5,062,945	INR	255,653,405	76,987
	5/04/12	USD	5,060,039	INR	255,653,405	79,892
						$235,682
South African Rand Fund	5/04/12	USD	1,621,795	ZAR	12,820,206	$83,392
	5/04/12	USD	1,616,755	ZAR	12,781,823	83,326
	5/04/12	USD	1,616,694	ZAR	12,781,823	83,388
						$250,106
Asia Local Debt Fund	3/21/12	SGD	11,260,000	USD	9,025,488	$(2,797)
	3/21/12	USD	2,027,290	CNY	13,000,000	38,424
	3/21/12	USD	4,978,520	HKD	38,706,000	12,888
	3/21/12	USD	1,575,195	IDR	14,872,203,000	56,345
	3/21/12	USD	5,641,416	PHP	251,043,000	233,437
	3/21/12	USD	23,771,675	SGD	30,955,000	1,048,090
	3/21/12	USD	283,099	TWD	8,367,000	1,024
	3/21/12	USD	21,848,461	TWD	661,243,662	605,779
						$1,993,190
Australia & New Zealand Debt Fund	3/02/12	USD	1,893,227	AUD	1,760,000	$8,366
	3/02/12	USD	313,706	NZD	375,000	2,494
						$10,860
Emerging Markets Local Debt Fund	3/01/12	USD	1,627,062	BRL	2,776,337	$(9,998)
	3/01/12	USD	543,683	CLP	261,049,568	2,560
	3/01/12	USD	549,335	CNH	3,460,263	218
	3/01/12	USD	531,104	COP	944,405,733	2,158
	3/01/12	USD	1,631,860	IDR	14,939,679,630	24,423
	3/01/12	USD	1,637,544	MXN	21,092,220	11,510
	3/01/12	USD	1,626,157	MYR	4,914,246	14,386
	3/01/12	USD	547,861	PEN	1,467,171	—
	3/01/12	USD	570,689	PHP	24,585,275	4,338
	3/01/12	USD	1,082,286	PLN	3,368,799	13,419
	3/01/12	USD	1,116,840	RUB	32,438,625	(6,499)
	3/01/12	USD	1,082,343	THB	32,978,977	7,331
	3/01/12	USD	1,086,370	TRY	1,921,671	14,275
	3/01/12	USD	1,088,897	ZAR	8,259,830	19,775
	3/02/12	USD	1,091,617	KRW	1,227,632,000	5,733
	3/21/12	USD	113,229	CLP	59,434,000	10,860
	3/21/12	USD	503,204	IDR	4,751,000,000	18,000
	3/21/12	USD	27,681,768	KRW	32,324,000,000	1,166,562
	3/21/12	USD	6,857,640	PHP	305,165,000	283,764
	3/21/12	USD	10,324,496	THB	324,215,000	376,819
						$1,959,634
Managed Futures Strategy Fund (consolidated)	3/21/12	JPY	49,698,000	USD	639,392	$25,293
	3/21/12	JPY	87,714,000	USD	1,127,531	43,683
	3/21/12	JPY	591,825,000	USD	7,696,054	383,103
	3/21/12	JPY	1,126,283,448	USD	13,879,220	(37,825)

WisdomTree Currency, Fixed Income and Alternative Funds	67

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
	3/21/12	JPY	1,746,166,552	USD	21,504,647	$(72,052)
	3/21/12	JPY	2,444,454,000	USD	31,582,093	1,376,928
	3/21/12	USD	223,401	JPY	17,373,000	(8,730)
	3/21/12	USD	1,154,241	JPY	89,590,000	(47,212)
	3/21/12	USD	1,162,747	JPY	89,142,000	(61,254)
	3/21/12	USD	1,320,508	JPY	102,412,000	(55,043)
	3/21/12	USD	1,346,213	JPY	104,244,000	(58,110)
	3/21/12	USD	1,950,734	JPY	149,389,000	(104,793)
	3/21/12	USD	19,625,236	JPY	1,494,365,552	(1,159,944)
	3/21/12	USD	52,526,436	JPY	3,999,625,448	(3,104,624)
	6/20/12	JPY	1,216,140,500	USD	14,990,484	(50,895)
	6/20/12	JPY	1,216,140,500	USD	14,999,636	(41,743)
						$(2,973,218)

Currency Legend:

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CLP – Chilean peso

CNH – Offshore Chinese renminbi

CNY – Chinese yuan

COP – Colombian peso

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

KRW – South Korean won

MXN – Mexican peso

MYR – Malaysian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

PEN – Peruvian nuevo sol

PHP – Philippines peso

PLN – Polish zloty

RUB – Russian ruble

SGD – Singapore dollar

THB – Thai baht

TRY – Turkish new lira

TWD – New Taiwan dollar

USD – U.S. dollar

ZAR – South African rand

Currency, Interest Rate and Total Return Swaps — Each Fund may enter into swap agreements, including interest rate swaps, currency swaps and total return swaps. A typical interest rate swap involves the exchange of a floating interest rate payment for a fixed interest payment. A typical foreign currency swap involves the exchange of cash flows based on the notional difference among two or more currencies (e.g., the U.S. dollar and the Brazilian real). A typical total return swap involves the payment of the total return on a reference asset in return for payments equal to a rate of interest on another reference asset. The total return typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. The Managed Futures Strategy Fund and the Global Real Return Fund may enter into swaps transactions based on commodities or commodity indexes. Each Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price.

68	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Detailed below are the interest rate swap agreements outstanding as of February 29, 2012:

Fund	Counterparty	Termination Date	Notional Amount (000)	Fund Receives Fixed Rate (per annum)	Fund Pays Floating Rate (per annum)	Unrealized Appreciation
Global Real Return Fund (consolidated)	UBS AG	7/14/16	$220	1.89%	6-Month LIBOR	$5,029

Detailed below are total return swap agreements outstanding as of February 29, 2012:

Fund	Counterparty	Termination Date	Notional Amount (000)	Fund Pays Fixed Rate (per annum)	Fund Receives Total Return of Reference Entity	Unrealized Depreciation
Global Real Return Fund (consolidated)	JPMorgan Chase Bank, N.A.	7/16/12	$485	0.30%	Credit Suisse Commodity Benchmark Excess Return Index	$—
	UBS AG	12/14/12	807	3-Month U.S. Treasury Bill Index + 0.80%	AFT CTI Modified Index	(10,117)
Managed Futures Strategy Fund (consolidated)	UBS AG	12/14/12	30,000	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index	—
	UBS AG	12/14/12	64,055	3-Month U.S. Treasury Bill Index + 0.45%	AFT CTI Modified Index	(794,583)

Abbreviations:

AFT CTI– The Alpha Financial Technologies Commodity Trends Indicator

LIBOR – London Interbank Offered Rate

Futures Contracts — Each Fund may transact in currency futures contracts and U.S. Treasury futures contracts. The Managed Futures Strategy Fund and Global Real Return Fund may transact in commodity, currency and U.S. Treasury futures contracts. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation. Margin deposits are posted as performance bonds with the clearing broker and, in turn, with the exchange clearing corporation.

Each Fund may buy and sell index futures contracts. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price, and the actual level of the index at the expiration of the contract. Generally, contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will maintain with its custodian bank (and mark-to-market on a daily basis) a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. If a Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities. Additionally, such segregated accounts will generally ensure the availability of adequate funds to meet the obligations of a Fund arising from such investment activities.

WisdomTree Currency, Fixed Income and Alternative Funds	69

Notes to Financial Statements (unaudited) (continued)

At February 29, 2012 the Funds had the following open futures contracts:

Fund		Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)
	Futures Contracts Long
Global Real Return Fund (consolidated)	Gold 100 Ounce Futures	1	$171,130	April 2012	$(1,174)
Managed Futures Strategy Fund (consolidated)	Futures Contracts Short
	Cocoa Futures	26	(612,040)	July 2012	(11,688)
	Coffee Futures	12	(927,000)	July 2012	66,780
	Cotton Futures	13	(597,155)	July 2012	20,046
	Lean Hogs Futures	32	(1,262,720)	June 2012	(28,615)
	Live Cattle Futures	36	(1,832,040)	June 2012	(28,430)
					18,093
	Futures Contracts Long
	Australian Dollar Currency Futures	47	4,996,100	June 2012	4,119
	British Pound Currency Futures	126	12,527,550	June 2012	25,510
	Canadian Dollar Currency Futures	25	2,522,500	June 2012	19,050
	Copper Futures	31	3,006,613	May 2012	23,229
	Corn Futures	72	2,377,800	July 2012	373
	Euro Foreign Exchange Currency Futures	193	32,197,225	June 2012	(1,416)
	Gasoline RBOB Futures	16	2,165,453	June 2012	(39)
	Gold 100 Ounce Futures	11	1,885,400	June 2012	(39)
	Heating Oil Futures	15	2,018,772	June 2012	(82)
	Natural Gas Futures	74	2,061,640	June 2012	(259)
	Silver Futures	6	1,040,970	July 2012	31,624
	Soybean Futures	48	3,186,600	July 2012	107
	Sugar #11 (World) Futures	22	616,246	May 2012	(83)
	Swiss Franc Currency Futures	36	4,987,800	June 2012	6,642
	U.S. Long Bond (CBT) Futures	131	18,556,969	June 2012	(179,509)
	U.S. Treasury Notes 10yr Futures	142	18,595,344	June 2012	(118,587)
	Wheat Futures (CBT)	44	1,497,100	July 2012	(1,179)
	WTI Crude Oil Futures	50	5,397,500	June 2012	(175)
					(190,714)
	Total				$(172,621)

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. Government, its agencies, non-U.S. Government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

70	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (continued)

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with the requirements of the Code and the U.S. Treasury regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital to the extent of a shareholder’s tax basis, and thereafter as capital gain.

3. ADVISER FEES AND TRANSACTIONS

WTAM provides investment management services to each Fund pursuant to an Investment Advisory Agreement. As compensation for services rendered, facilities furnished, and expenses borne by WTAM, each Fund pays WTAM a fee, as listed below, which is accrued daily and paid monthly, based on the average daily net assets of the Fund. Included in the expenses borne by WTAM are fees paid to the Sub-Advisers, Mellon Capital Management Corporation (for the Asia Local Debt Fund, Australia & New Zealand Debt Fund, Emerging Markets Local Debt Fund, Euro Debt Fund, Global Real Return Fund, and Managed Futures Strategy Fund) and The Dreyfus Corporation (for the Currency Income Funds), all accounting, administration, custody, transfer agent fees to The Bank of New York Mellon Corporation, tax and audit services, as well as printing and postage.

Fund	Fee Rate
Brazilian Real Fund	0.45%
Chinese Yuan Fund	0.45%
Commodity Currency Fund	0.55%
Emerging Currency Fund	0.55%
Indian Rupee Fund	0.45%
Japanese Yen Fund	0.35%
South African Rand Fund	0.45%
Asia Local Debt Fund	0.55%
Australia & New Zealand Debt Fund	0.45%
Emerging Markets Local Debt Fund	0.55%
Euro Debt Fund	0.35%
Global Real Return Fund (consolidated)	0.60%
Managed Futures Strategy Fund (consolidated)	0.95%

Each Fund may purchase shares of affiliated exchanged traded funds (“ETF”) in secondary market transactions. For the six months ended February 29, 2012, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of February 29, 2012, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. Funds issue and redeem shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

WisdomTree Currency, Fixed Income and Alternative Funds	71

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the six months ended February 29, 2012 were as follows:

Fund	Purchases	Sales
Brazilian Real Fund	$—	$—
Chinese Yuan Fund	—	—
Commodity Currency Fund	—	—
Emerging Currency Fund	—	—
Indian Rupee Fund	—	—
Japanese Yen Fund	—	—
South African Rand Fund	—	—
Asia Local Debt Fund	134,643,106	336,803,349
Australia & New Zealand Debt Fund	32,422,666	287,859
Emerging Markets Local Debt Fund	285,298,377	395,930,452
Euro Debt Fund	4,940,202	134,392
Global Real Return Fund (consolidated)	40,742	199,515
Managed Futures Strategy Fund (consolidated)	—	—

6. FEDERAL INCOME TAXES

At February 29, 2012, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Brazilian Real Fund	$89,755,192	$401	$(440)	$(39)
Chinese Yuan Fund	393,849,724	10,486	(4,172)	6,314
Commodity Currency Fund	31,910,918	—	(12)	(12)
Emerging Currency Fund	341,624,826	—	(2,739)	(2,739)
Indian Rupee Fund	16,650,520	—	(22)	(22)
Japanese Yen Fund	18,986,430	—	(156,648)	(156,648)
South African Rand Fund	4,853,521	—	(19)	(19)
Asia Local Debt Fund	418,851,278	5,203,058	(4,621,600)	581,458
Australia & New Zealand Debt Fund	32,062,879	1,290,578	—	1,290,578
Emerging Markets Local Debt Fund	1,244,829,917	17,875,292	(14,933,010)	2,942,282
Euro Debt Fund	4,785,751	8,183	(56,765)	(48,582)
Global Real Return Fund (consolidated)	4,635,527	172,631	(47,402)	125,229
Managed Futures Strategy Fund (consolidated)	244,681,108	1,225	(379)	846

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended February 29, 2012, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Generally, each of the tax years in the four-year period ended August 31, 2011, remains subject to examination by taxing authorities.

7. NEW ACCOUNTING PRONOUNCEMENTS

In April 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements” (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and similar agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. ASU 2011-03 modifies the criteria for determining effective control of transferred assets and as a result certain agreements may now be accounted for as secured borrowings. ASU 2011-03 is effective prospectively for new transfers and existing transactions that are

72	WisdomTree Currency, Fixed Income and Alternative Funds

Notes to Financial Statements (unaudited) (concluded)

modified in the first interim or annual period beginning on or after December 15, 2011. Management is currently evaluating the implications of this change and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

8. LEGAL MATTER

On December 1, 2011, Research Affiliates, LLC filed a complaint in the United States District Court for the Central District of California, naming the Trust, its adviser, WisdomTree Asset Management, Inc., and its affiliates, along with other parties, as defendants. The complaint alleges that the fundamentally weighted investment methodology developed by WisdomTree Investments, Inc. (“WisdomTree Investments”) and employed by the Trust infringes three of plaintiff’s patents. The complaint seeks both unspecified monetary damages to be determined and an injunction to prevent further infringement. The Trust filed its answer to the complaint on January 17, 2012. The Trust believes it has strong defenses to this lawsuit based on its belief that (i) the Trust’s Funds do not practice the indexing methods as claimed in the asserted patents; and (ii) the patents should be declared invalid because, among other reasons, there is ample evidence that the concept of fundamentals based indexing was widely known and in commercial use by asset managers and index providers well before the patent applications at issue were filed by plaintiff. Specifically, the Currency Income, Fixed Income and Alternative Funds described herein, do not infringe upon plaintiff’s patents since they are not managed using a fundamentally weighted investment methodology.

While at this early stage of the proceedings it is not possible to determine the probability of any outcome or the probability or amount of any loss, the Trust is confident in the merits of its position. WisdomTree Asset Management and WisdomTree Investments have contractually agreed to indemnify the Trust and pay any losses, claims and damages (including legal fees) incurred by the Trust or a Fund in connection with the complaint. The Trust intends to vigorously defend against plaintiff’s claims.

WisdomTree Currency, Fixed Income and Alternative Funds	73

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov or are also available by calling the Trust at 1-866-909-WISE (9473). You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Fund’s Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

74	WisdomTree Currency, Fixed Income and Alternative Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols, as of February 29, 2012:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Hedged Equity Fund (DXJ)

WisdomTree Global ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

WisdomTree Australia Dividend Fund (AUSE)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Hedged Equity Fund (HEDJ)

WisdomTree International Dividend
Sector Funds

WisdomTree Commodity Country Equity Fund (CCXE)

WisdomTree Global Natural Resources Fund (GNAT)

WisdomTree Global ex-U.S. Utilities Fund (DBU)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Funds

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Commodity Currency Fund (CCX)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus South African Rand Fund (SZR)

WisdomTree Fixed Income Funds

WisdomTree Asia Local Debt Fund (ALD)

WisdomTree Australia & New Zealand Debt Fund (AUNZ)

WisdomTree Emerging Markets Local Debt Fund (ELD)

WisdomTree Euro Debt Fund (EU)

WisdomTree Alternative Funds

WisdomTree Global Real Return Fund (RRF)

WisdomTree Managed Futures Strategy Fund (WDTI)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Inflation protected securities do not eliminate risks associated with inflation or deflation. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers.

Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuers ability to make such payments will cause the price of that bond to decline. One of the risks associated with the Managed Futures Strategy Fund (WDTI) and the Global Real Return Fund (RRF) is the complexity of the different factors which contribute to each Fund’s performance, as well as their correlation (or non-correlation) to other asset classes. These factors include use of long and short positions in commodity futures contracts, currency forward contracts, swaps and other derivatives. An investment in WDTI is speculative and involves a substantial degree of risk. WDTI should not be used as a proxy for taking long only (or short only) positions in commodities or currencies. In markets without sustained price trends or markets that quickly reverse or “whipsaw” WDTI may suffer significant losses. Unlike typical exchange-traded funds, there are no indexes that the Currency Funds, Fixed Income Funds, WDTI or RRF attempt to track or replicate. Thus, the ability of these Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

Currency Income Funds

WisdomTree Dreyfus Brazilian Real Fund

WisdomTree Dreyfus Chinese Yuan Fund

WisdomTree Commodity Currency Fund

WisdomTree Dreyfus Emerging Currency Fund

WisdomTree Dreyfus Indian Rupee Fund

WisdomTree Dreyfus Japanese Yen Fund

WisdomTree Dreyfus South African Rand Fund

Fixed Income Funds

WisdomTree Asia Local Debt Fund

WisdomTree Australia & New Zealand Debt Fund

(formerly, WisdomTree Dreyfus New Zealand Dollar Fund)

WisdomTree Emerging Markets Local Debt Fund

WisdomTree Euro Debt Fund

(formerly, WisdomTree Dreyfus Euro Fund)

Alternative Funds

WisdomTree Global Real Return Fund

WisdomTree Managed Futures Strategy Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc. ALPS Distributors, Inc. is not affiliated with the Dreyfus Corporation.

WIS004035 4/2013

Item 2.  Code of Ethics.

Not applicable.

Item 3.  Audit Committee Financial Expert.

Not applicable.

Item 4.  Principal Accountant Fees and Services.

Not applicable.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The schedules are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1) Amendments to Code of Ethics – Not applicable.

(a)(2) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3) Not applicable.

(b) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WisdomTree Trust

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date:	May 9, 2012

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date:	May 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Date:	May 9, 2012

By:	/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer

Date:	May 9, 2012

EXHIBIT (a)(2)

Rule 30a-2(a) CERTIFICATIONS

I, Jonathan L. Steinberg, certify that:

1. I have reviewed this report on Form N-CSR of WisdomTree Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 9, 2012

/s/ Jonathan L. Steinberg
Jonathan L. Steinberg President

Rule 30a-2(a) CERTIFICATIONS

I, Amit Muni, certify that:

1. I have reviewed this report on Form N-CSR of WisdomTree Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant’s other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d) Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 9, 2012

/s/ Amit Muni
Amit Muni Treasurer

EXHIBIT (b)

SECTION 906 CERTIFICATIONS

Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (subsections (a) and (b) of section 1350, chapter 63 of title 18, United States Code):

Each of the undersigned officers of WisdomTree Trust (the Trust), do hereby certify, to such officer’s knowledge, that:

(1)	the Trust’s report on Form N-CSR for the period ended February 29, 2012 (the “Form N-CSR”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

(2)	the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Trust.

Dated: May 9, 2012

/s/ Jonathan L. Steinberg
Name:	Jonathan L. Steinberg
Title:	President

Dated: May 9, 2012

/s/ Amit Muni
Name:	Amit Muni
Title:	Treasurer